     HARTFORD
     LIFE INSURANCE COMPANY
     GROUP VARIABLE ANNUITY CONTRACTS
 [LOGO]
     ISSUED BY HARTFORD LIFE INSURANCE COMPANY
     WITH RESPECT TO DC-I AND DC-II

   The variable annuity contracts (hereinafter the "contract" or "contracts" or "Master Contracts") described in this Prospectus are issued by Hartford Life Insurance Company ("Hartford"). The contracts provide for both an Accumulation Period and an Annuity Period.

   The contracts are issued in conjunction with Deferred Compensation Plans of tax-exempt and governmental employers. Variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period. The contracts may also contain additional separate accounts not described in this Prospectus.

   Additionally, the contracts to which Contributions may be made may contain a General Account option or a separate General Account contract may be issued in conjunction with the contracts described herein. The General Account option or contract may contain restrictions on a Contract Owner's ability to transfer Participant Account Values to or from such contract or option. The General Account option or contract and these restrictions, if any, are not described in this Prospectus.

   The following Sub-Accounts are available under the contracts. Opposite each Sub-Account is the name of the underlying investment for that Account.

 Advisers Fund             --  shares of Class IA of Hartford Advisers HLS
   Sub-Account                 Fund, Inc. ("Hartford Advisers Fund")
 Bond Fund Sub-Account     --  shares of Class IA of Hartford Bond HLS Fund,
                               Inc. ("Hartford Bond Fund")
 Calvert Social Balanced   --  shares of Calvert Social Balanced Fund Portfolio
   Portfolio Sub-Account       Series of Calvert Variable Series, Inc.
                               ("Calvert Social Balanced Portfolio")
 Capital Appreciation      --  shares of Class IA of Hartford Capital
   Fund                        Appreciation HLS Fund, Inc.
   Sub-Account                 ("Hartford Capital Appreciation Fund")
 Dividend and Growth Fund  --  shares of Class IA of Hartford Dividend and
   Sub-Account                 Growth HLS Fund, Inc.
                               ("Hartford Dividend and Growth Fund")
 Index Fund Sub-Account    --  shares of Class IA of Hartford Index HLS Fund,
                               Inc. ("Hartford Index Fund")
 International             --  shares of Class IA of Hartford International
   Opportunities Fund          Opportunities HLS Fund, Inc.
   Sub-Account                 ("Hartford International Opportunities Fund")
 Money Market Fund         --  shares of Class IA of Hartford Money Market HLS
   Sub-Account                 Fund, Inc.
                               ("Hartford Money Market Fund")
 Mortgage Securities Fund  --  shares of Class IA of Hartford Mortgage
   Sub-Account                 Securities HLS Fund, Inc.
                               ("Hartford Mortgage Securities Fund")
 Stock Fund Sub-Account    --  shares of Class IA of Hartford Stock HLS Fund,
                               Inc. ("Hartford Stock Fund")

 This Prospectus sets forth the information concerning the Separate Account that investors ought to know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn: AMS Service Center Administration, P.O. Box 2999, Hartford, CT 06104-2999. The Securities and Exchange Commission also maintains a Web site ("http:// www.sec.gov") that contains this Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission. The Table of Contents for the Statement of Additional Information may be found on page 33 of this Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.
 ------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 ------------------------------------------------------------------------------
 THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. IT IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENT AGENCY. INVESTMENT IN A CONTRACT INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
 ------------------------------------------------------------------------------
 THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUSES FOR THE APPLICABLE ELIGIBLE FUNDS LISTED ABOVE WHICH CONTAINS A FULL DESCRIPTION OF THOSE FUNDS. INVESTORS ARE ADVISED TO RETAIN THESE PROSPECTUSES FOR FUTURE REFERENCE.
 ------------------------------------------------------------------------------
 Prospectus Dated: May 1, 1998
 Revised as of: October 21, 1998
 Statement of Additional Information Dated: May 1, 1998

                               TABLE OF CONTENTS

 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 GLOSSARY OF SPECIAL TERMS...............................................    3
 FEE TABLE...............................................................    5
 SUMMARY.................................................................    7
 ACCUMULATION UNIT VALUES................................................    9
 PERFORMANCE RELATED INFORMATION.........................................   13
 INTRODUCTION............................................................   14
 THE CONTRACTS AND THE SEPARATE ACCOUNTS.................................   14
   What are the contracts?...............................................   14
   Who can buy these contracts?..........................................   14
   What are the Separate Accounts and how do they operate?...............   14
 OPERATION OF THE CONTRACT...............................................   15
   How are Contributions credited?.......................................   15
   May I make changes in the amounts of my Contribution?.................   16
   May I transfer assets between Sub-Accounts?...........................   16
   May I systematically transfer assets to the Sub-Accounts?.............   16
   What happens if the Contract Owner fails to make Contributions?.......   17
   May I assign or transfer the contract?................................   17
   How do I know what my account is worth?...............................   17
   How is the Accumulation Unit value determined?........................   17
   How are the underlying Fund shares valued?............................   18
 PAYMENT OF BENEFITS.....................................................   18
   What would my Beneficiary receive as death proceeds?..................   18
   How can a Participant's Individual Account be redeemed or
    surrendered?.........................................................   18
   Can payment of the redemption or surrender value ever be postponed
    beyond the seven day period?.........................................   19
   May I surrender once Annuity payments have started?...................   19
   What are Annuity Rights?..............................................   19
   Can a contract be suspended by a Contract Owner?......................   19
   How do I elect an Annuity Commencement Date and Form of Annuity?......   19
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   20
   How are Contributions made to establish my Annuity account?...........   20
   What are the available Annuity options under the contracts?...........   20
   How are Variable Annuity payments determined?.........................   21
   Can a contract be modified?...........................................   22
 CHARGES UNDER THE CONTRACT..............................................   22
   How are the charges under these contracts made?.......................   22
   Is there ever a time when the sales charges do not apply?.............   23
   What do the sales charges cover?......................................   23
   What is the mortality, expense risk and administrative charge?........   23
   Experience Rating of Contracts........................................   24
   How much are the deductions for Premium Taxes on these contracts?.....   24
   What charges are made by the Funds?...................................   24
   Are there any other deductions?.......................................   24
 HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS...........................   25
   What is Hartford?.....................................................   25
   What are the Funds?...................................................   25
 FEDERAL TAX CONSIDERATIONS..............................................   27
   What are some of the federal tax consequences which affect these
    contracts?...........................................................   27
 MISCELLANEOUS...........................................................   30
   What are my voting rights?............................................   30
   Will other contracts be participating in the Separate Accounts?.......   31
   Can Hartford waive any rights under the Contracts?....................   31
   How are the contracts sold?...........................................   31
   Who is the custodian of the Separate Accounts' assets?................   31
   Are there any material legal proceedings affecting the Separate
    Accounts?............................................................   31
   Year 2000.............................................................   31
   Are you relying on any experts as to any portion of this
    Prospectus?..........................................................   32
   How may I get additional information?.................................   32
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   33

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the commencement of Annuity payments.

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ADMINISTRATIVE OFFICE OF HARTFORD: Currently located at 200 Hopmeadow Street, Simsbury, CT. All correspondence concerning this Contract should be sent to P.O. Box 2999, Hartford, CT 06104-2999 Attn: AMS Service Center Administration, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Simsbury, CT.

ANNUITANT: A Participant on whose behalf Annuity payments are to be made under a contract.

ANNUITANT'S ACCOUNT: An account established at the commencement of the Annuity Period under which Annuity payments are made under the contracts.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for payments for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence.

ANNUITY PERIOD: The period following the commencement of Annuity payments.

ANNUITY RIGHTS: The Contract Owner's right in situations where the contract is issued in conjunction with a Deferred Compensation Plan to apply up to five times the gross Contributions made to the contract during the Accumulation Period (in DC-I only), at the Annuity rates set forth in the contract at the time of issue, at the commencement of the Annuity Period to effect Annuity payments.

ANNUITY UNIT: An accounting unit of measure in the Separate Account used to calculate the amount of Variable Annuity payments.

BENEFICIARY: The person(s) designated to receive contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the contract.

CONTRACT YEAR: A period of 12 months commencing with the effective date of the contract or with any anniversary thereof.

CONTRIBUTION(S): The amount(s) paid or transferred to Hartford by the Contract Owner on behalf of Participants pursuant to the terms of the contracts.

DATE OF COVERAGE: The date on which the application on behalf of a Participant is received by Hartford.

DC VARIABLE ACCOUNT I: Hartford Life Insurance Company DC Variable Account-I.

DC VARIABLE ACCOUNT II: A series of Hartford Life Insurance Company Separate Account Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of Section 457 of the Internal Revenue Code and the regulations issued thereunder.

EMPLOYER: A governmental or tax-exempt Employer maintaining a Deferred Compensation Plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

FUNDS: Currently, the Funds described commencing on page 25 of this Prospectus.

GENERAL ACCOUNT: The General Account of Hartford in which consists of all assets of Hartford other than those allocated to the separate accounts of Hartford.

HARTFORD: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have commenced.

PARTICIPANT: A term used to describe, for record keeping purposes only, any employee electing to participate in the Deferred Compensation Plan of the Employer/Contract Owner.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months commencing with the Date of Coverage of a Participant and each successive 12 month period thereafter.

PARTICIPANT'S INDIVIDUAL ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of Participant under the contract are allocated.

PLAN: The Deferred Compensation Plan of an Employer.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or contract values.

SEPARATE ACCOUNTS: The Accounts entitled Hartford Life Insurance Company DC Variable Account-I ("DC-I") and a series of Hartford Life Insurance Company Separate Account Two ("DC-II").

SUB-ACCOUNT: Accounts established within the Separate Accounts with respect to a Fund.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE
                                    SUMMARY
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)

 Sales Charge on Purchases (as a percentage of premium payments)...    None
 Exchange Fee......................................................  $    0
 Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
     First through Sixth Year......................................       5%
     Seventh and Eighth Year.......................................       4%
     Ninth and Tenth Year..........................................       3%
     Eleventh and Twelfth Year.....................................       2%
     Thirteenth Year...............................................       0%
 Annual Maintenance Fee............................................  $    0
 Annual Expenses -- Separate Account (as a percentage of average account value)
     Mortality and Expense Risk (DC-I) (1)
       (.50% mortality, .15% expense and .25% administration)......   0.900%
     Mortality and Expense Risk (DC-II)
       (.85% mortality, .15% expense and .25% administration)......   1.250%

------------
(1) The Mortality and Expense Risk charge under Separate Account DC-I is 0.750% of the average daily net assets of DC-I for contract values which exceed $50 million.

    The Contingent Deferred Sales Charge and Mortality and Expense Risk charge may be reduced or eliminated. See "Charges Under the Contract -- Experience Rating of Contracts," page 24.

The following table shows annual operating expenses after waivers or reimbursements for December 31, 1997.

                         Annual Fund Operating Expenses
                        (as a percentage of net assets)

                                                                                                        TOTAL FUND
                                                              MANAGEMENT FEES  OTHER EXPENSES       OPERATING EXPENSES
                                                              ---------------  ---------------  --------------------------
 Hartford Bond Fund..........................................      0.515%           0.020%                0.535%
 Hartford Stock Fund.........................................      0.455%           0.020%                0.475%
 Hartford Money Market Fund..................................      0.450%           0.015%                0.465%
 Hartford Advisers Fund......................................      0.635%           0.020%                0.655%
 Hartford Capital Appreciation Fund..........................      0.645%           0.020%                0.665%
 Hartford Mortgage Securities Fund...........................      0.450%           0.025%                0.475%
 Hartford Index Fund.........................................      0.400%           0.015%                0.415%
 Hartford International Opportunities Fund...................      0.705%           0.090%                0.795%
 Calvert Social Balanced Portfolio (1).......................      0.690%           0.120%                0.810%
 Hartford Dividend & Growth Fund.............................      0.685%           0.020%                0.705%

------------
(1) The figures above for the Calvert Social Balanced Portfolio reflect expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. Management and Advisory Expenses includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

EXAMPLE DC-I (0.90% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE
   UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your           If you do not surrender your
                               at the end of the applicable      Contract at the end of the      Contract, you would pay the
                               time period, you would pay the    applicable time period, you     following expenses on a $1,000
                               following expenses on a $1,000    would pay the following         investment, assuming a 5%
                               investment, assuming a 5%         expenses on a $1,000            annual return on assets:
                               annual return on assets:          investment, assuming a 5%
                                                                 annual return on the assets:

 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS. 5 YRS. 10 YRS.    1 YR.  3 YRS.  5 YRS. 10 YRS.
                               ------ ------- ------- --------   ------ ------ ------ --------   ------ ------- ------ --------
 Bond Fund....................  $ 66   $ 101   $ 138    $ 215     $ 15   $ 46   $ 79    $ 173     $ 15   $  46   $ 79    $ 173
 Stock Fund...................    66      99     135      209       14     44     76      166       14      44     76      166
 Money Market Fund............    66      99     135      208       14     44     75      165       14      44     75      165
 Advisers Fund................    68     105     144      228       16     49     85      186       16      49     85      186
 Capital Appreciation Fund....    68     105     145      229       16     50     86      187       16      50     86      187
 Mortgage Securities Fund.....    66      99     135      209       14     44     76      166       14      44     76      166
 Index Fund...................    65      98     132      202       13     42     72      159       13      42     72      159
 International Opportunities
   Fund.......................    69     109     151      243       17     54     93      202       17      54     93      202
 Calvert Social Balanced
   Portfolio..................    69     109     152      245       18     54     94      203       18      54     94      203
 Dividend & Growth Fund.......    68     106     147      233       16     51     88      192       16      51     88      192

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-I (0.75% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:


 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 65   $  97   $ 131    $ 199     $ 13   $  41   $  71    $ 156     $ 13   $  41   $  71    $ 156
 Stock Fund...................    64      95     128      192       13      39      68      149       13      39      68      149
 Money Market Fund............    64      95     127      191       12      39      67      148       12      39      67      148
 Advisers Fund................    66     100     137      212       14      45      77      169       14      45      77      169
 Capital Appreciation Fund....    66     101     137      213       15      45      78      171       15      45      78      171
 Mortgage Securities Fund.....    64      95     128      192       13      39      68      149       13      39      68      149
 Index Fund...................    64      93     125      186       12      37      64      142       12      37      64      142
 International Opportunities
   Fund.......................    68     104     144      227       16      49      85      185       16      49      85      185
 Calvert Social Balanced
   Portfolio..................    68     105     145      229       16      50      86      187       16      50      86      187
 Dividend & Growth Fund.......    67     102     139      217       15      46      80      175       15      46      80      175

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-II (1.25% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:


 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 70   $ 112   $ 156    $ 252     $ 18   $  57   $  97    $ 211     $ 18   $  57   $  97    $ 211
 Stock Fund (1)...............    69     110     153      246       18      55      94      205       18      55      94      205
 Money Market Fund............    69     109     152      245       18      54      94      204       18      54      94      204
 Advisers Fund (1)............    71     115     162      265       20      60     104      224       20      60     104      224
 Capital Appreciation Fund
   (1)........................    69     110     153      246       18      55      94      205       18      55      94      205
 Mortgage Securities Fund.....    69     108     150      240       17      53      91      198       17      53      91      198
 Index Fund (2)...............    72     119     169      279       21      65     111      239       21      65     111      239
 International Opportunities
   Fund.......................    71     115     162      266       20      61     104      225       20      61     104      225
 Dividend & Growth Fund.......    73     120     170      281       21      65     112      241       21      65     112      241
 Calvert Social Balanced
   Portfolio..................    72     117     164      270       20      62     106      230       20      62     106      230

------------
(1) Hartford voluntarily reduces the charge for administrative undertakings with respect to assets allocated to certain of the sub-accounts in DC-II. The reduced total charge for mortality, expense risk and administrative undertakings in these sub-accounts is as follows: Stock Fund, 1.24%; Advisers Fund, 1.20%; Capital Appreciation Fund, 1.21%.

(2) With respect to the Index Fund Sub-Account, the combined total of the applicable charge for mortality, expense risk and administrative undertakings and expenses of the underlying Fund are voluntarily limited to 1.25%.

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                    SUMMARY

A. CONTRACTS OFFERED

    Group contracts are issued in conjunction with a Deferred Compensation Plan.

B. ACCUMULATION PERIOD UNDER THE CONTRACTS

    During the Accumulation Period under the contracts, Contributions made by the Employer to the contracts are used to purchase variable account interests. Contributions allocated to purchase variable interests may, after the deductions described hereafter, be invested in selected Sub-Accounts of DC-I.

C. CONTINGENT DEFERRED SALES CHARGES

    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 12 Participant Contract Years. During the first six years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. Such charges will in no event exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Charges Under the Contract -- Experience Rating of Contracts," page 24).

    No deduction for contingent deferred sales charges will be made in certain cases. (See "Is there ever a time when the sales charges do not apply?" commencing on page 23.)

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to no more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.

D. TRANSFER BETWEEN ACCOUNTS

    During the Accumulation Period a Contract Owner may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (see "May I transfer assets between Sub-Accounts?" commencing on page 16).

E. ANNUITY PERIOD UNDER THE CONTRACTS

    Contract values held with respect to Participants' Individual Accounts at the end of the Accumulation Period (and with respect to DC-I only, any additional Contributions that a Deferred Compensation Plan Contract Owner elects to make at the commencement of the Annuity Period) will, at the direction of the Contract Owner, be allocated to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the contracts.

F. MINIMUM DEATH BENEFITS

    A Minimum Death Benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 65th birthday or the Annuity Commencement Date. (See "What would my Beneficiary receive as death proceeds?" commencing on page 18.)

G. ANNUITY OPTIONS

    The Annuity Commencement Date will not be deferred beyond the Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments automatically at age 75 under an option providing for a life Annuity with 120 monthly payments certain. (See "What are the available Annuity options under the contracts?" commencing on page 20.) However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.

H. DEDUCTIONS FOR PREMIUM TAXES

    Deductions will be made during the Accumulation Period and Annuity Period, as appropriate, for the payment of any Premium Taxes that may be levied against the contract by a state or other governmental entity. The range is generally between 0% and 3.50%. (See "Charges Under the Contract," page 22.)

I. ASSET CHARGE IN THE SEPARATE ACCOUNT

    During both the Accumulation Period and the Annuity Period a charge is made by Hartford for assuming the mortality, expense, and administrative costs under the contracts. With respect to contract values held in DC-I, such charge is an annual rate of .90% (.50% for mortality, .15% for expense and .25% for administrative costs) of the average daily net assets of DC-I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and .15% for administrative costs) of the average daily net assets of DC-I. With respect to contract values held in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative costs) of the average daily net assets of DC-II. The rate charged for the mortality, expense and administrative undertakings under the contracts may be reduced (see "Charges Under the Contract -- Experience Rating of Contracts," page 24). The rate charged for the expense, mortality and administrative costs may be periodically increased by Hartford subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved any such increase. (See "Charges Under the Contract," page 22.)

J. FUND FEES AND CHARGES

    The Funds are subject to certain fees, charges and expenses. See the accompanying prospectuses for the Funds.

K. MINIMUM PAYMENT

    The minimum Contribution that may be made each month on behalf of a Participant's Individual Account under a contract is $30.00 unless the Employer's plan provides otherwise.

L. PAYMENT ALLOCATION TO THE SEPARATE ACCOUNTS

    The contracts permit the allocation of Contributions, in multiples of ten percent of each Contribution among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to or invested in Accumulation Units of any Sub-Account in a Separate Account shall not be less than $10.00.

M. VOTING RIGHTS OF CONTRACT OWNERS

    Contract Owners will have the right to vote on matters affecting the underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interest in the same proportion as shares of the Fund for which instructions have been received by Hartford (see "What are my voting rights?" commencing on page 30).

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    The following information has been derived from the audited financial statements of the Separate Accounts, which have been audited by Arthur Anderson, LLP, independent public accountants, as indicated in their reports with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                                       YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------
                                                               1997     1996     1995     1994     1993
                                                             -------- -------- -------- -------- --------
DC-I
BOND FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at beginning of period.............. $  4.201 $  4.099 $  3.499 $  3.689 $  3.388
Accumulation unit value at end of period.................... $  4.641 $  4.201 $  4.099 $  3.499 $  3.689
Number of accumulation units outstanding at end of period
 (in thousands).............................................    8,821    8,711    8,630    9,090   10,092
STOCK FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at beginning of period.............. $ 11.059 $  8.979 $  6.773 $  6.990 $  6.190
Accumulation unit value at end of period.................... $ 14.413 $ 11.059 $  8.979 $  6.773 $  6.990
Number of accumulation units outstanding at end of period
 (in thousands).............................................   44,558   42,224   39,271   39,551   37,542
MONEY MARKET FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 14, 1982)
Accumulation unit value at beginning of period.............. $  2.738 $  2.629 $  2.515 $  2.450 $  2.410
Accumulation unit value at end of period.................... $  2.861 $  2.738 $  2.629 $  2.515 $  2.450
Number of accumulation units outstanding at end of period
 (in thousands).............................................   11,208    9,609    7,884    9,548    9,298
ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at beginning of period.............. $  4.213 $  3.649 $  2.876 $  2.993 $  2.700
Accumulation unit value at end of period.................... $  5.204 $  4.213 $  3.649 $  2.876 $  2.993
Number of accumulation units outstanding at end of period
 (in thousands).............................................  137,947  136,232  128,415  126,437  119,064
CAPITAL APPRECIATION FUND SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at beginning of period.............. $  6.552 $  5.482 $  4.257 $  4.204 $  3.524
Accumulation unit value at end of period.................... $  7.952 $  6.552 $  5.482 $  4.257 $  4.204
Number of accumulation units outstanding at end of period
 (in thousands).............................................   62,609   59,279   52,278   46,086   36,598


                                                               1992    1991    1990    1989    1988
                                                             -------- ------- ------- ------- -------
DC-I
BOND FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at beginning of period.............. $  3.251 $ 2.827 $ 2.640 $ 2.384 $ 2.244
Accumulation unit value at end of period.................... $  3.388 $ 3.251 $ 2.827 $ 2.640 $ 2.384
Number of accumulation units outstanding at end of period
 (in thousands).............................................   10,253  10,201   9,871   9,462   9,015
STOCK FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at beginning of period.............. $  5.695 $ 4.628 $ 4.875 $ 3.916 $ 3.332
Accumulation unit value at end of period.................... $  6.190 $ 5.695 $ 4.628 $ 4.875 $ 3.916
Number of accumulation units outstanding at end of period
 (in thousands).............................................   34,861  32,700  29,962  28,198  25,658
MONEY MARKET FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 14, 1982)
Accumulation unit value at beginning of period.............. $  2.354 $ 2.248 $ 2.106 $ 1.954 $ 1.842
Accumulation unit value at end of period.................... $  2.410 $ 2.354 $ 2.248 $ 2.106 $ 1.954
Number of accumulation units outstanding at end of period
 (in thousands).............................................    9,999  10,936  11,181   8,871   8,703
ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at beginning of period.............. $  2.524 $ 2.123 $ 2.123 $ 1.766 $ 1.566
Accumulation unit value at end of period.................... $  2.700 $ 2.524 $ 2.123 $ 2.123 $ 1.766
Number of accumulation units outstanding at end of period
 (in thousands).............................................  105,648  93,981  84,223  74,660  62,335
CAPITAL APPRECIATION FUND SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at beginning of period.............. $  3.050 $ 2.004 $ 2.278 $ 1.858 $ 1.490
Accumulation unit value at end of period.................... $  3.524 $ 3.050 $ 2.004 $ 2.278 $ 1.858
Number of accumulation units outstanding at end of period
 (in thousands).............................................   25,900  19,437  15,293  13,508   9,970

                                                                     YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------
                                                              1997    1996    1995    1994    1993
                                                             ------- ------- ------- ------- -------
MORTGAGE SECURITIES FUND SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at beginning of period.............. $ 2.430 $ 2.335 $ 2.034 $ 2.093 $ 1.993
Accumulation unit value at end of period.................... $ 2.628 $ 2.430 $ 2.335 $ 2.034 $ 2.093
Number of accumulation units outstanding at end of period
  (in thousands)............................................   9,204  10,597  11,067  10,782  11,722
INDEX FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1987)
Accumulation unit value at beginning of period.............. $ 1.520 $ 2.353 $ 1.738 $ 1.735 $ 1.605
Accumulation unit value at end of period.................... $ 1.907 $ 1.520 $ 2.353 $ 1.738 $ 1.735
Number of accumulation units outstanding at end of period
  (in thousands)............................................  67,788  49,989  19,816  15,356  13,489
CALVERT SOCIAL BALANCED PORTFOLIO SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at beginning of period.............. $ 2.152 $ 1.929 $ 1.504 $ 1.573 $ 1.475
Accumulation unit value at end of period.................... $ 2.563 $ 2.152 $ 1.929 $ 1.504 $ 1.573
Number of accumulation units outstanding at end of period
  (in thousands)............................................  10,795  10,160   9,009   7,899   7,199
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at beginning of period.............. $ 1.488 $ 1.330 $ 1.181 $ 1.220 $ 0.924
Accumulation unit value at end of period.................... $ 1.459 $ 1.488 $ 1.330 $ 1.181 $ 1.220
Number of accumulation units outstanding at end of period
  (in thousands)............................................  38,369  43,558  35,671  38,270  19,894
DIVIDEND & GROWTH FUND SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at beginning of period.............. $ 1.490 $ 1.224 $ 1.000      --      --
Accumulation unit value at end of period.................... $ 1.949 $ 1.490 $ 1.224      --      --
Number of accumulation units outstanding at end of period
  (in thousands)............................................  37,647  20,897   6,317      --      --


                                                              1992    1991    1990    1989   1988
                                                             ------- ------- ------- ------ ------
MORTGAGE SECURITIES FUND SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at beginning of period.............. $ 1.929 $ 1.702 $ 1.571 $1.406 $1.313
Accumulation unit value at end of period.................... $ 1.993 $ 1.929 $ 1.702 $1.571 $1.406
Number of accumulation units outstanding at end of period
  (in thousands)............................................  12,046  11,855  10,291  8,919  9,005
INDEX FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1987)
Accumulation unit value at beginning of period.............. $ 1.522 $ 1.190 $ 1.255 $0.975 $0.850
Accumulation unit value at end of period.................... $ 1.605 $ 1.522 $ 1.190 $1.255 $0.975
Number of accumulation units outstanding at end of period
  (in thousands)............................................  11,720   8,519   6,350  3,639  1,946
CALVERT SOCIAL BALANCED PORTFOLIO SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at beginning of period.............. $ 1.388 $ 1.207 $ 1.173 $1.000     --
Accumulation unit value at end of period.................... $ 1.475 $ 1.388 $ 1.207 $1.173     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................   5,215   3,508   2,036    629     --
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at beginning of period.............. $ 0.979 $ 0.877 $ 1.000     --     --
Accumulation unit value at end of period.................... $ 0.924 $ 0.979 $ 0.877     --     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................   8,061   4,663   2,564     --     --
DIVIDEND & GROWTH FUND SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at beginning of period..............      --      --      --     --     --
Accumulation unit value at end of period....................      --      --      --     --     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................      --      --      --     --     --

                                                                   YEAR ENDED DECEMBER 31,
                                                             ------------------------------------
                                                              1997    1996    1995   1994   1993
                                                             ------- ------- ------ ------ ------
DC-II
BOND FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 25, 1982)
Accumulation unit value at beginning of period.............. $ 4.187 $ 4.095 $3.500 $3.689 $3.389
Accumulation unit value at end of period.................... $ 4.604 $ 4.187 $4.095 $3.500 $3.689
Number of accumulation units outstanding at end of period
  (in thousands)............................................   1,606   1,655  1,368  1,123    992
STOCK FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at beginning of period.............. $11.017 $ 8.968 $6.771 $6.988 $6.188
Accumulation unit value at end of period.................... $14.295 $11.017 $8.968 $6.771 $6.988
Number of accumulation units outstanding at end of period
  (in thousands)............................................   5,082   4,885  4,413  3,885  3,181
MONEY MARKET FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at beginning of period.............. $ 2.725 $ 2.624 $2.512 $2.447 $2.407
Accumulation unit value at end of period.................... $ 2.834 $ 2.725 $2.624 $2.512 $2.447
Number of accumulation units outstanding at end of period
  (in thousands)............................................ $ 1,473   1,333    989    905    886
ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at beginning of period.............. $ 4.201 $ 3.647 $2.876 $2.993 $2.700
Accumulation unit value at end of period.................... $ 5.168 $ 4.201 $3.647 $2.876 $2.993
Number of accumulation units outstanding at end of period
  (in thousands)............................................  10.299  10,505  9,212  8,279  7,023
CAPITAL APPRECIATION FUND SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at beginning of period.............. $ 6.533 $ 5.478 $4.257 $4.204 $3.524
Accumulation unit value at end of period.................... $ 7.896 $ 6.533 $5.478 $4.257 $4.204
Number of accumulation units outstanding at end of period
  (in thousands)............................................  11,032  10,979  9,081  6,923  4,940


                                                              1992   1991   1990   1989   1988
                                                             ------ ------ ------ ------ ------
DC-II
BOND FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 25, 1982)
Accumulation unit value at beginning of period.............. $3.251 $2.827 $2.641 $2.385 $2.244
Accumulation unit value at end of period.................... $3.389 $3.251 $2.827 $2.641 $2.385
Number of accumulation units outstanding at end of period
  (in thousands)............................................    816    732    724    594    433
STOCK FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at beginning of period.............. $5.694 $4.627 $4.874 $3.915 $3.331
Accumulation unit value at end of period.................... $6.188 $5.694 $4.627 $4.874 $3.915
Number of accumulation units outstanding at end of period
  (in thousands)............................................  2,517  1,885  1,467  1,156  1,011
MONEY MARKET FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at beginning of period.............. $2.351 $2.245 $2.103 $1.951 $1.840
Accumulation unit value at end of period.................... $2.407 $2.351 $2.245 $2.103 $1.951
Number of accumulation units outstanding at end of period
  (in thousands)............................................    884    929    881    718    628
ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at beginning of period.............. $2.524 $2.123 $2.123 $1.766 $1.566
Accumulation unit value at end of period.................... $2.700 $2.524 $2.123 $2.123 $1.766
Number of accumulation units outstanding at end of period
  (in thousands)............................................  7,323  6,220  5,565  5,227  4,631
CAPITAL APPRECIATION FUND SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at beginning of period.............. $3.050 $2.004 $2.278 $1.858 $1.490
Accumulation unit value at end of period.................... $3.524 $3.050 $2.004 $2.278 $1.858
Number of accumulation units outstanding at end of period
  (in thousands)............................................  3,276  2,113  1,455  1,037    787

                                                                  YEAR ENDED DECEMBER 31,
                                                             ----------------------------------
                                                              1997   1996   1995   1994   1993
                                                             ------ ------ ------ ------ ------
MORTGAGE SECURITIES FUND SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at beginning of period.............. $2.421 $2.333 $2.034 $2.093 $1.993
Accumulation unit value at end of period.................... $2.606 $2.421 $2.333 $2.034 $2.093
Number of accumulation units outstanding at end of period
  (in thousands)............................................  1,035  1,141  1,149    994    942
INDEX FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1985)
Accumulation unit value at beginning of period.............. $2.848 $2.353 $1.738 $1.735 $1.605
Accumulation unit value at end of period.................... $3.745 $2.848 $2.353 $1.738 $1.735
Number of accumulation units outstanding at end of period
  (in thousands)............................................  5,415  4,378  3,153  2,376  1,862
CALVERT SOCIAL BALANCED PORTFOLIO SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at beginning of period.............. $2.021 $1.817 $1.417 $1.483 $1.391
Accumulation unit value at end of period.................... $2.396 $2.021 $1.817 $1.417 $1.483
Number of accumulation units outstanding at end of period
  (in thousands)............................................  1,291  1,193    923    693    498
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at beginning of period.............. $1.483 $1.329 $1.181 $1.220 $0.924
Accumulation unit value at end of period.................... $1.469 $1.483 $1.329 $1.181 $1.220
Number of accumulation units outstanding at end of period
  (in thousands)............................................  5,864  5,996  4,520  3,640  1,495
DIVIDEND & GROWTH FUND SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at beginning of period.............. $1.490 $1.223  1.000     --     --
Accumulation unit value at end of period.................... $1.933 $1.490 $1.223     --     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................  6,877  3,874    558     --     --


                                                              1992   1991   1990   1989   1988
                                                             ------ ------ ------ ------ ------
MORTGAGE SECURITIES FUND SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at beginning of period.............. $1.929 $1.702 $1.571 $1.406 $1.313
Accumulation unit value at end of period.................... $1.993 $1.929 $1.702 $1.571 $1.406
Number of accumulation units outstanding at end of period
  (in thousands)............................................    802    736    582    845    764
INDEX FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1985)
Accumulation unit value at beginning of period.............. $1.522 $1.190 $1.255 $0.975 $0.850
Accumulation unit value at end of period.................... $1.605 $1.522 $1.190 $1.255 $0.975
Number of accumulation units outstanding at end of period
  (in thousands)............................................  1,437    871    595    275    116
CALVERT SOCIAL BALANCED PORTFOLIO SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at beginning of period.............. $1.308 $1.138 $1.106 $1.000     --
Accumulation unit value at end of period.................... $1.391 $1.308 $1.138 $1.106     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................    317    187     94     18     --
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at beginning of period.............. $0.979 $0.877 $1.000     --     --
Accumulation unit value at end of period.................... $0.924 $0.979 $0.877     --     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................    553    220     52     --     --
DIVIDEND & GROWTH FUND SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at beginning of period..............     --     --     --     --     --
Accumulation unit value at end of period....................     --     --     --     --     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................     --     --     --     --     --

                        PERFORMANCE RELATED INFORMATION

    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about the Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    The Advisers Fund, Bond Fund, Calvert Social Balanced Portfolio, Capital Appreciation Fund, Dividend and Growth Fund, Index Fund, International Opportunities Fund, Money Market Fund, Mortgage Securities Fund and Stock Fund Sub-Accounts may include total return in advertisements or other sales material.

    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures are net of all Fund level management fees and charges and the mortality and expense risk charge.

    The Bond Fund and Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner:
The net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the mortality and expense risk charge.

    The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the mortality and expense risk charge.

    Total return at the Separate Account level includes all contract charges: contingent deferred sales charges and mortality and expense risk charges and therefore is lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.

                                  INTRODUCTION

    This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing contracts issued in conjunction with a Deferred Compensation Plan of an Employer offered by Hartford in a Separate Account. This Prospectus describes only the elements of the contracts pertaining to the variable portion of the contract supported by Separate Accounts DC Variable Account I and DC Variable Accounts II. The contracts may contain additional separate accounts and a General Account option which are not described in this Prospectus. Please read the Glossary of Special Terms on pages 3 and 4 prior to reading this Prospectus to familiarize yourself with the terms being used.

                    THE CONTRACTS AND THE SEPARATE ACCOUNTS

WHAT ARE THE CONTRACTS?

    The Contracts are issued in conjunction with a Deferred Compensation Plan of an Employer. Variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period.

    Deferred Compensation Plans provide a way for an Employer and its employees to arrange for eligible employees to defer a certain portion of their income ("Deferred Compensation") to a determinable future date and thereby defer current federal income taxes on such deferred compensation until actually received by the employee according to the terms of the Employer's Plan. An Employer contemplating the offering of such a Plan should consult with its legal counsel with respect to any securities aspects of interest in such Plans. At all times, the Employer is the sole and exclusive owner of the contract issued with respect to the Plan. An employee electing to participate in the Employer's Plan is, at all times, a general creditor of the Employer establishing the Plan.

    The Small Business Job Protection Act of 1996, effective August 20, 1996, requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified custodial accounts or annuity contracts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such Plans need not establish a trust before January 1, 1999.

WHO CAN BUY THESE CONTRACTS?

    The group variable annuity contracts offered under this Prospectus are for use in connection with certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code.

WHAT ARE THE SEPARATE ACCOUNTS AND HOW DO THEY OPERATE?

    Provision has been made for two different Separate Accounts (DC-I and DC-II), to be operative during the life of the contracts which are issued in conjunction with Deferred Compensation Plans. This arrangement provides for tax treatment of DC-I which may provide tax advantages to Deferred Compensation Plan Contract Owners. (See "Federal Tax Considerations," page 27.) DC-I and DC-II have been organized as unit investment trust types of investment companies and have been registered as such with the Commission under the Investment Company Act of 1940, as amended. The Separate Accounts meet the definition of "separate account" under federal securities law. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and DC-II, respectively, on December 31, 1987.

    Registration of the Separate Accounts with the Commission does not involve supervision of the management or investment practices or policies of the Separate Account or of Hartford by the Commission. However, Hartford and the Separate Accounts are subject to supervision and regulation by the Department of Insurance of the State of Connecticut.

    Under Connecticut law, the assets of the Separate Accounts attributable to the contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those contracts. Also, in accordance with the contracts, the assets in the Separate Accounts attributable to contracts participating in the Separate Accounts are not chargeable with liabilities arising out of any other business Hartford may conduct. So, you will not be affected by the rate of return of Hartford's general account, nor by the investment performance of any of Hartford's other separate accounts.

    Your contributions are allocated to one or more Sub-Accounts of the Separate Account. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Contributions and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment during the Accumulation Period will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your annuity payments and reserve values will vary in accordance with these factors.

    HARTFORD DOES NOT GUARANTEE THE INVESTMENT RESULTS OF THE SUB-ACCOUNTS OR ANY OF THE UNDERLYING INVESTMENTS. THERE IS NO ASSURANCE THAT THE VALUE OF A CONTRACT DURING THE YEARS PRIOR TO RETIREMENT OR THE AGGREGATE AMOUNT OF THE VARIABLE ANNUITY PAYMENTS WILL EQUAL THE SUM OF ALL CONTRIBUTIONS MADE UNDER THE CONTRACT. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. THESE RISKS ARE MORE FULLY DESCRIBED IN THE ACCOMPANYING FUND PROSPECTUSES.

    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission.

    Hartford also reserves the right, subject to compliance with the law to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the contracts in the future.

    The Separate Accounts may be subject to liabilities arising from series whose assets are attributable to other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

    Hartford may offer additional separate account options from time to time under these contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the contracts for such additional separate accounts.

                           OPERATION OF THE CONTRACT

HOW ARE CONTRIBUTIONS CREDITED?

    A group contract is issued to an Employer adopting a Plan and will cover all present and future Participants in the Employer's Plan. Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period.

    The number of Accumulation Units in each Sub-Account to be credited to a Participant's Individual Account will be determined by dividing the portion of the Contribution being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on the applicable Valuation Day.

    Initial Contributions are priced for crediting to a Participant's Individual Account within two business days after receipt of a properly completed application and the initial Contribution by Hartford at its Administrative Office. If an application or any other necessary information (collectively, "application") is incomplete when received, the initial Contribution will be credited to the Participant's Individual Account not later than two business days after the application is made complete. However, if an incomplete application is not made complete within five business days of its initial receipt, the Contribution will be immediately returned unless you have been informed of the delay and request that the Contribution not be returned.

    Subsequent Contributions properly designated for a Participant's Individual Account are priced for crediting to such Participant's Individual Account on the Valuation Day that the Contribution is received by Hartford at its Administrative Office, or other designated location.

    The number of Sub-Account Accumulation Units will not change because of a subsequent change in an Accumulation Unit's value, but the dollar value of an Accumulation Unit will vary to reflect the investment experience of the appropriate Fund shares that serve as the underlying investment for the Sub-Account.

MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant during the Accumulation Period under a contract is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the contract permits the allocation of Contributions, in multiples of 10% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Hartford.

MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, during the Accumulation Period you may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another.

    The following transfer restrictions apply to contracts issued or amended on or after May 1, 1992.

    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding three months, to the Money Market Fund Sub-Account, or to any money market sub-account established in the future, are prohibited.

    Similarly, transfers of assets presently held in the Money Market Fund Sub-Account, or any money market sub-account established in the future, or which where held in any of these Sub-Accounts during the preceding three months, to the General Account are prohibited.

    Transfers between Sub-Accounts and changes in Sub-Account allocations may be made by written request or by calling 1-800-528-9009. Any transfers or changes made in writing will be effected as of the date the request is received by Hartford at its Administrative Office. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that Participant's provide certain identifying information. All transfer instructions by telephone are recorded.

    In addition, the right, with respect to a Participant's Individual Account, to transfer monies between Sub-Accounts is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by the Contract Owner/Participant is, or would be, to the disadvantage of other Contract Owners/Participants. Any modification could be applied to transfers to or from the same or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between Sub-Accounts by a Contract Owner/ Participant at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners/Participants.

MAY I SYSTEMATICALLY TRANSFER ASSETS TO THE SUB-ACCOUNTS?

    If, during the Accumulation Period, the portion of your contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Money Market Fund Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Money Market Fund Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals. This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after Hartford receives your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form provided by Hartford or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market Fund Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by notice to Hartford in writing or by calling 1-800-528-9009 and giving notice to a Hartford representative on our recorded telephone line.

WHAT HAPPENS IF THE CONTRACT OWNER FAILS TO MAKE CONTRIBUTIONS?

    A contract will be deemed paid-up within 30 days after any anniversary date of the contract if the Contract Owner has not remitted a Contribution to Hartford during the preceding 12 month period. Effective with a change of the contract to paid-up status, no further Contributions will be accepted by Hartford and each Participant's Individual Account will be considered an inactive account until the commencement of Annuity payments or until the value of the Participant's Individual Account is disbursed or applied in accordance with the termination provisions. (See "How can a Participant's Individual Account be redeemed or surrendered?" commencing on page 18). Once a contract has been placed on a paid-up status it may not be reinstated. Persons receiving Annuity payments at the time of any change to paid-up status will continue to receive their payments.

MAY I ASSIGN OR TRANSFER THE CONTRACT?

    The group contracts issued with respect to Deferred Compensation Plans may be assigned by the Contract Owner. No assignment will be effective until a copy has been filed at the offices of Hartford at Hartford, Connecticut, prior to settlement for Hartford's liability under the contract. Hartford assumes no responsibility for the validity of any such assignments. Participants may not assign their individual account interests.

HOW DO I KNOW WHAT MY ACCOUNT IS WORTH?

    The value of the Accumulation Units in a Separate Account representing an interest in the appropriate Fund shares that are held under the contract were initially established on the date that Contributions were first contributed to the appropriate Sub-Account of the Separate Account. The value of the respective Accumulation Units for any subsequent day is determined by multiplying the Accumulation Unit value for the preceding day by the net investment factor of the appropriate Sub-Account, as appropriate (see "How is the Accumulation Unit value determined?" below).

    The value of a Participant's Individual Account under a contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Sub-Account Accumulation Units credited to a Participant's Individual Account by the current Accumulation Unit value for the respective Sub-Account. There is no assurance that the value in the Sub-Accounts will equal or exceed the Contributions made by the Contract Owner to such Sub-Accounts.

HOW IS THE ACCUMULATION UNIT VALUE DETERMINED?

    The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each "Valuation Day" by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period and subtracting from that amount the amount of any charges assessed during the Valuation

Period then ending. You should refer to the prospectuses for the Funds which accompany this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a contract.

HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying prospectus for each Fund.

                              PAYMENT OF BENEFITS

WHAT WOULD MY BENEFICIARY RECEIVE AS DEATH PROCEEDS?

    The contracts provide that in the event the Participant dies before the selected Annuity Commencement Date or the Participant's age 65 (whichever occurs first) the Minimum Death Benefit payable on such contract will be the greater of
(a) the value of the Participant's Individual Account determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Contributions made to such Account, reduced by any prior partial surrenders.

    The benefit may be taken by the Contract Owner in a single sum, in which case payment will be made within seven days of receipt of proof of death by Hartford, unless subject to postponement as explained below. In lieu of payment in one sum, a Contract Owner may elect that the amount be applied, subject to the suspension provisions described below, under any one of the optional Annuity forms provided under DC-II (see "What are the available Annuity options under the contracts?" commencing on page 20) to provide Annuity payments to the Beneficiary.

    An election to receive death benefits under a form of Annuity must be made prior to a lump sum settlement with Hartford and within one year after the death by written notice to Hartford at its offices in Hartford, Connecticut. Benefit proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20.00 on either a variable or fixed basis, or $20.00 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Individual Account after retirement (see "How are Contributions made to establish my Annuity account?" commencing on page 20).

HOW CAN A PARTICIPANT'S INDIVIDUAL ACCOUNT BE REDEEMED OR SURRENDERED?

    On termination of Contributions to a contract by the Contract Owner on behalf of a Participant prior to the selected Annuity Commencement Date for such Participant, the Contract Owner will have the following options:

    1. To continue a Participant's Individual Account in force under the contract. Under this option, when the selected Annuity Commencement Date arrives, the Contract Owner will begin to receive Annuity payments under the selected Annuity option under the contract. (See "What are the available Annuity options under the contracts?" commencing on page 20.) At any time in the interim, a Contract Owner may surrender a Participant's Individual Account for a lump sum cash settlement in accordance with 3. below.

    2. To provide Annuity payments immediately. The values in a Participant's Individual Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity option under the contract. (See "What are the available Annuity options under the contracts?" commencing on page 20.)

    3. To surrender a Participant's Individual Account under the contract for a lump sum cash settlement, in which event any applicable contingent deferred sales charges will be deducted. (See "How are the charges under these contracts made?" commencing on page 22.) The amount received will be the net termination value next computed after receipt by Hartford at its Administrative Office of a written surrender request for complete surrender. Payment will normally be made as soon as possible but not later than seven days after the written request is received by Hartford.

    4. In the case of a partial surrender the amount requested is either taken out of the specified Sub-Account(s) or if no Sub-Account(s) are specified, the requested amount is taken out of all applicable Sub-

Account(s) on a pro rata basis. Within this context, the contingent deferred sales charges are taken as a percentage of the amount withdrawn (see "How are the charges under these contracts made?" commencing on page 22). If the contingent deferred sales charges have been experience rated (see "How are the charges under these contracts made?" commencing on page 22), any amounts not subject to the contingent deferred sales charge will be deemed to be surrendered last.

CAN PAYMENT OF THE REDEMPTION OR SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Except with respect to Option 5 (on a variable payout), once Annuity payments have commenced for an Annuitant, no surrender of a life Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement in lieu thereof. Any surrender out of Option 5 will be subject to contingent deferred sales charges, if applicable.

WHAT ARE ANNUITY RIGHTS?

    Annuity Rights are provided under contracts issued only in conjunction with Deferred Compensation Plans, with respect to DC-I only, entitling the Contract Owner to have Annuity payments at the rates set forth in the contract at the time of issue. Such rates will be made applicable to all amounts held in a Participant's Individual Account during the Annuity Period under such contract which do not exceed five times the gross Contributions made during the Accumulation Period with respect to such Participant's Individual Account thereunder. To the extent that the value of a Participant's Individual Account at the end of the Accumulation Period is insufficient to fund the Annuity Rights provided, the Contract Owner shall have the right to apply additional Contributions to the values held in a Participant's Individual Account in order to exercise all of the Annuity Rights provided. Any amounts in excess thereto may be applied by Hartford at Annuity rates then being offered by Hartford.

CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A contract may be suspended by the Contract Owner by giving written notice at least 90 days prior to the effective date of such suspension to Hartford at its Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (as described under "Can a contract be modified?" commencing on page
22), which modifications would have become effective on or before that anniversary. Upon suspension, Contributions will continue to be accepted by Hartford under the contract, and subject to the terms thereof, as they are applicable to Participant's Individual Accounts under the contracts prior to such suspension, but no Contributions will be accepted on behalf of any new Participant's Individual Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a contract will not preclude the Contract Owner's applying existing Participant's Individual Accounts under DC-I or DC-II, as appropriate, to the purchase of Fixed or Variable Annuity benefits.

HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND FORM OF ANNUITY?

    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity Option. The Annuity Commencement Date may not be deferred beyond a Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month.

    The contract contains five optional annuity forms which may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments at age 75 under Option 2 with 120 monthly payments certain. However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.

    When an Annuity is purchased by a Contract Owner for an Annuitant, unless otherwise specified, DC-I Accumulation Unit values will be applied to provide a Variable Annuity under DC-II.

WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?

    The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $20.00.

HOW ARE CONTRIBUTIONS MADE TO ESTABLISH MY ANNUITY ACCOUNT?

    During the Annuity Period, contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the contract (Deferred Compensation Plans Only) are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the contracts to provide Fixed or Variable Annuity payments.

    At the end of the Accumulation Period with respect to a Participant's Individual Account there is an automatic transfer of all DC-I values to DC-II which are used to establish Annuitant's Accounts with respect to DC-II. Such transfer will be effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Individual Account that is transferred to DC-II hereunder will be without application of any sales charges or other expenses, with the exception of any applicable Premium Taxes.

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACTS?

OPTION 1: LIFE ANNUITY

    A life annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford.

OPTION 3: UNIT REFUND LIFE ANNUITY

    This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

                        total amount applied under the option
                           at the Annuity Commencement Date
 (a)  =  --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented by         number of monthly
 (b)  =  each monthly Annuity Payment made         X    Annuity Payments made

    The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.

OPTION 4: JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

    At the Annuitant's death, payments will continue to be made to the contingent annuitant, if living for the remainder of the contingent annuitant's life. When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the contingent annuitant.

    It would be possible under this Option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD

    An amount payable monthly for the number of years selected. Under the contracts the minimum number of years is five.

    In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary of Beneficiaries designated unless other provisions will have been made and approved by Hartford. Option 5 is an option that does not involve life contingencies and thus no mortality guarantee.

    Surrenders are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges. (See "How are charges under these contracts made?" commencing on page 22.)
--------------------------------------------------------------------------------

    UNDER ANY OF THE ANNUITY OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.
--------------------------------------------------------------------------------

HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account faor any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (see "How is the Accumulation Unit value determined?" commencing on page 17) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    When Annuity payments are to commence, the value of the contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the form of Annuity selected. The contract cites Annuity tables derived from the 1983a Individual Annuity Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% or 5.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to fixed annuities only, the current rate will be applied if it is higher than the rate under the tables in the contract.

    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account no later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a variable annuity is determined:

                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

  1. Net amount applied........................................  $ 139,782.50
  2. Initial monthly income per $1,000 of payment applied......          6.13
  3. Initial monthly payment (1 X 2  DIVIDED BY 1,000).........  $     856.87
  4. Annuity Unit Value........................................         3.125
  5. Number of monthly annuity units (3  DIVIDED BY 4).........       274.198
  6. Assume annuity unit value of second month equal to........         2.897
  7. Second monthly payment (6 X 5)............................  $     794.35
  8. Assume annuity unit value for third month equal to........         3.415
  9. Third month payment (8 X 5)...............................  $     936.39

    The above figures are simply to illustrate the calculation of a variable annuity and have no bearing on the actual historical record of any Separate Account.

CAN A CONTRACT BE MODIFIED?

    The contracts may, subject to any federal and state regulatory restrictions, be modified at any time by written agreement between the Contract Owner and Hartford. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any contract Hartford may change, from time to time, any or all of the terms of the contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Individual Account is established under a contract, will continue to be applicable.

    At any time Hartford reserves the right to modify the contract if such modification: (i) is necessary to make the contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the contract to reflect such modification.

                           CHARGES UNDER THE CONTRACT

HOW ARE THE CHARGES UNDER THESE CONTRACTS MADE?

    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 12 Participant Contract Years. During the first six years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. Such charges will in no event ever exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Charges Under the Contract -- Experience Rating of Contracts," page 24).

    In the case of a redemption in which you request a certain dollar amount be withdrawn, the sales charge is deducted from the amount withdrawn and the balance is paid to you. Example: You request a total withdrawal, your account value is $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 total withdrawal less the 5% sales charge). This is the method applicable on a full surrender of your contract. In the case of a partial redemption in which you request to receive a specified amount, the sales charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) in order to provide you with the amount requested. Example: You request to receive $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 which results in a $52.63 sales charge ($1,052.63 x 5%) and a net amount paid to you of $1,000 as requested).

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.

IS THERE EVER A TIME WHEN THE SALES CHARGES DO NOT APPLY?

    No deduction for contingent deferred sales charges will apply to an Eligible Surrender. An Eligible Surrender is a withdrawal, including a withdrawal applied under one of the available Annuity Options, where such withdrawal is (1) made on account of a Qualifying Event and (2) payable directly to the Participant, or, if applicable, to the Participant's beneficiary. For these purposes, a Qualifying Event is: (i) the death of the Participant, (ii) financial hardship, as defined in the Plan, (iii) the Participant's separation from service, or (iv) the Participant's retirement. An amount withdrawn for transfer to the Plan funding vehicle of another investment provider for the Plan shall not be considered payable directly to the Participant and shall not constitute an Eligible Surrender. The contingent deferred sales charges shall not apply to a transfer of Contract values from this Contract to another group annuity contract issued by Hartford or an affiliate of Hartford. This waiver may not be available in all States.

WHAT DO THE SALES CHARGES COVER?

    The contingent deferred sales charges, when applicable, will be used to cover expenses relating to the sale and distribution of the contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. It is anticipated that gross commissions paid on the sale of the contracts will not exceed 5% of a Contribution. To the extent that these charges do not cover such distribution expenses they will be borne by Hartford from its general assets, including surplus or possible profit from mortality and expense risk charges.

WHAT IS THE MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE?

    Although Variable Annuity payments made under the contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after retirement or (b) Hartford's actual expenses, including certain administrative expenses, if greater than the deductions provided for in the contracts because of the mortality and expense undertakings by Hartford.

    In providing an expense undertaking with respect to both DC-I and DC-II, Hartford assumes the risk that the deductions for contingent deferred sales charges under the contracts may be insufficient to cover the actual future costs.

    The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly Annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners on Annuitants' Accounts regardless of how long all Annuitants may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly Annuity payments the employee will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated. The mortality undertaking is based on Hartford's present actuarial determination of expected mortality rates among all Annuitants.

    If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford. Hartford also assumes the liability for payment of the Minimum Death Benefit provided under the contract.

    The administrative undertaking provided by Hartford assures the Contract Owner that administration will be provided throughout the entire life of the contract.

    For assuming these risks Hartford presently charges .90% (.50% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and .15% for administrative undertakings) of the average daily net assets of DC-I. With respect to the contract values in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and
 .25% for administrative undertakings) of the average daily net assets of DC-II, as appropriate. The rate charged for the expense, mortality and administrative undertakings under the contracts may be reduced (see "Charges Under the Contract -- Experience Rating of Contracts," page 24). The rate charged for the expense, mortality and administrative undertakings may be periodically increased by Hartford subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved such increase.

EXPERIENCE RATING OF CONTRACTS

    Hartford may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to (1) the total number of Participants, (2) the sum of all Participants' Individual Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether Hartford is the exclusive annuity Contract provider. Experience credits may be applied, either prospectively or retrospectively, as a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable contingent deferred sales charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. Hartford may apply and allocate experience credits in such manner as Hartford deems appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Hartford's sole discretion in the event of a change in applicable factors.

HOW MUCH ARE THE DEDUCTIONS FOR PREMIUM TAXES ON THESE CONTRACTS?

    A deduction is also made for Premium Taxes, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, ranging up to 3.50%. On any contract subject to Premium Taxes, Hartford will pay the taxes when imposed by the applicable taxing authorities. Hartford, at its sole discretion, will deduct the taxes from Contributions when received, from the proceeds at surrender, or from the amount applied to effect an Annuity at the time Annuity payments commence.

WHAT CHARGES ARE MADE BY THE FUNDS?

    Deductions are made from assets of the Funds to pay for management fees and the operating expenses of the Funds. A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying prospectuses for the Funds.

ARE THERE ANY OTHER DEDUCTIONS?

    Currently there is no transfer charge.

                        HARTFORD LIFE INSURANCE COMPANY
                                 AND THE FUNDS

WHAT IS HARTFORD?

    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                HARTFORD RATINGS

                                      EFFECTIVE
          RATING AGENCY             DATE OF RATING   RATING                         BASIS OF RATING
----------------------------------  --------------  ---------  ----------------------------------------------------------
A.M. Best and Company, Inc.               9/9/97    A+         Financial soundness and operating performance.
Standard & Poor's                        1/23/98    AA         Insurer financial strength
Duff & Phelps                            1/23/98    AA+        Claims paying ability

WHAT ARE THE FUNDS?

    The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. The investment objectives of each of the Funds are summarized below. There is no guarantee that any Fund will achieve its stated objectives.

    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operations is contained in the Statement of Additional Information, which may be ordered from Hartford, and in the prospectuses for the Funds accompanying this Prospectus. All such prospectuses should be read in conjunction with this Prospectus before investing.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES.

HARTFORD FUNDS

  HARTFORD ADVISERS FUND

    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.

  HARTFORD BOND FUND

    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."

  HARTFORD CAPITAL APPRECIATION FUND

    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.

  HARTFORD DIVIDEND AND GROWTH FUND

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

  HARTFORD INDEX FUND

    Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

  HARTFORD INTERNATIONAL OPPORTUNITIES FUND

    Seeks growth of capital by investment primarily in equity securities issued by non-U.S. companies.

  HARTFORD MORTGAGE SECURITIES FUND

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

  HARTFORD STOCK FUND

    Seeks long-term growth of capital by investing primarily in equity securities.

  HARTFORD MONEY MARKET FUND

    Seeks maximum current income consistent with liquidity and preservation of capital.

* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500", "STANDARD & POOR'S 500", AND "500-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY AND AFFILIATES. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

CALVERT FUND

  CALVERT SOCIAL BALANCED PORTFOLIO

    Seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunities and which satisfy the social criteria established for the Portfolio.

INVESTMENT ADVISERS

    The Hartford Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Hartford Funds.

    Wellington Management Company, LLP ("Wellington Management") serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund, and Hartford Stock Fund.

    In addition, HL Advisors has entered an investment services agreement with The Hartford Investment Management Company, Inc., ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund, and Hartford Money Market Fund.

    Calvert Asset Management Company serves as investment adviser and manages the fixed-income portion of the Calvert Social Balanced Portfolio. The sub-advisor to the Portfolio is NCM Capital Management Group, Inc. ("NCM"). NCM manages the equity portion of the Portfolio.

    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' prospectuses which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford.

ALL FUNDS

    The Hartford Funds are available only to serve as the underlying investment for the variable annuity and variable life insurance contracts issued by Hartford.

    Shares of Calvert Social Balanced Portfolio, a portfolio of Calvert Variable Series, Inc. which is unaffiliated with Hartford, are offered to other unaffiliated separate accounts. Hartford and the Board of Trustees of Calvert Variable Series, Inc. intend to monitor events to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken in response thereto.

    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance policy owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economics of scale resulting from a larger combined fund.

    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Funds with differing investment objectives.

    The Advisers Fund Sub-Account was not available under contracts issued prior to May 2, 1983. The Capital Appreciation Fund Sub-Account was not available under contracts issued prior to May 1, 1984. The Mortgage Securities Fund Sub-Account was not available under contracts issued prior to January 15, 1985. The Index Fund Sub-Account was not available under contracts issued prior to May 1, 1987. The Dividend and Growth Fund Sub-Account was not available under contracts issued prior to May 1, 1995. Funds not available prior to the issue date of a contract may be requested in writing by the Contract Owner.

                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.

B. HARTFORD AND DC-I AND DC-II

    DC-I is not taxed as a part of Hartford. The taxation of DC-I is governed by M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). By distributing substantially all of the net income and realized capital gains of DC-I to Contract Owners no federal income tax liability will be incurred by DC-I on the income and gain so distributed. While Hartford has no reason to believe that DC-I will be taxed other than as described above, in the event that it is, the taxation of DC-I and DC-II would be identical.

    DC-II is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Code. Accordingly, DC-II will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of DC-II are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?" commencing on page 17.) As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by DC-II with respect to qualified or non-qualified contracts.

C. INFORMATION REGARDING CODE SECTION 457 DEFERRED COMPENSATION PLANS

    These Contracts are designed for use in connection with Eligible Deferred Compensation Plans established and maintained by state or local governments or tax-exempt organizations. The rules applicable to Eligible Deferred Compensation Plans are complex and may vary depending on individual circumstances. Adverse tax consequences may result from contributions that exceed applicable limitations, distributions that do not conform to applicable commencement and minimum distribution rules, and in other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts when owned by eligible employers in connection with Eligible Deferred Compensation Plans. Contract Owners, Participants and Beneficiaries should be aware that Hartford's administrative procedures do not encompass all applicable contribution, distribution and other requirements and that Contract Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, Contract Owners, Participants and Beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences. Contract Owners, Participants and Beneficiaries are cautioned that the rights of any person to any benefits under an Eligible Deferred Compensation Plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with the Contract, unless Hartford specifically consents to be bound. A brief description of some of the federal income tax rules which apply to Deferred Compensation Plans is set forth below. Hartford may amend the Contract as necessary to conform to the requirements of applicable law.

  1. DEFERRED COMPENSATION PLANS UNDER SECTION 457

    Employees and independent contractors performing services for eligible employers may have contributions made to an Eligible Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax exempt organization. For these purposes, the term "State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or for 1998, $8,000 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.

    An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such governmental Eligible Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.

    In general, distributions from a Section 457 Deferred Compensation Plan are prohibited under Section 457 unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.

  2. FEDERAL INCOME TAX AND TAX PENALTIES

    In general, deferred amounts under a Section 457 Deferred Compensation Plan are taxed as ordinary wage income when amounts are paid or otherwise made available to the Participant or Beneficiary.

    a. MINIMUM REQUIRED DISTRIBUTIONS

      If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

      A Participant's interest in a Deferred Compensation Plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the Participant attains age 70 1/2 or (ii) the calendar year in which the Participant retires from service with the employer sponsoring the plan ("required beginning date"). The entire interest of the Participant must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

      If a Participant dies before distributions begin, the Participant's entire interest must generally be distributed within fifteen (15) years of his or her death or, if the designated Beneficiary is the Participant's surviving spouse, over a period not extending beyond the life expectancy of the surviving spouse. If the Beneficiary is the Participant's surviving spouse, distributions may be delayed until the Participant would have attained age 70 1/2.

      If a Participant dies after reaching his or her required beginning date or after distributions have commenced, the Participant's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the Participant's death.

    b. WITHHOLDING

      In general, distributions from Section 457 Deferred Compensation Plans are subject to regular wage withholding rules.

D. DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated assets account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investment, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The IRS has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of "variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.

F. NON-NATURAL PERSONS, CORPORATIONS

    The annual increase in the value of the contract is currently includable in gross income of a non-natural person, unless the non-natural person is holding as an agent for a natural person. There are additional exceptions to this general rule of inclusion for (i) certain annuities held by a structured settlement company, (ii) certain annuities held by an employer with respect to a terminated pension plan and (iii) certain immediate annuities. A non-natural person, which is a tax-exempt entity for federal tax purposes, will not be subject to income tax as a result of this provision.

G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                                 MISCELLANEOUS

WHAT ARE MY VOTING RIGHTS?

    Hartford shall notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract Owner's accounts may be voted at such meetings. Hartford shall also send proxy materials and a form of instruction by means of which the Contract Owner can instruct Hartford with respect to the voting of the Fund shares held for the Contract Owner's account. In connection with the voting of Fund shares held by it, Hartford shall arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund, including any of its own shares, in the same proportion as shares of that Fund for which instructions have been received.

    A Contract Owner is entitled to one full or fractional vote for each full or fractional Accumulation or Annuity Unit owned. The Contract Owner has voting rights throughout the life of the contract. Voting rights attach only to Separate Account interests.

    During the Annuity period under a contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

WILL OTHER CONTRACTS BE PARTICIPATING IN THE SEPARATE ACCOUNTS?

    In addition to the contracts described in this Prospectus, it is contemplated that other forms of group or individual annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Accounts.

CAN HARTFORD WAIVE ANY RIGHTS UNDER THE CONTRACT?

    Hartford may, at its sole discretion, elect not to exercise a right or reservation specified in this Contract. Such election shall not constitute a waiver of the right to exercise such right or reservation at any subsequent time.

HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.

    HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD. The principal business address of HSD is the same as that of Hartford.

    The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

    Compensation will be paid by Hartford to registered representatives for the sale of contracts up to a maximum of 5.0% of Contributions and 0.25% annually on Participants' Individual Account Values. Sales compensation may be reduced.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HDS, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?

    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Lynda Godkin, General Counsel, Hartford Life Insurance Company, P.O. Box 2999, Hartford, CT 06104-2999.

YEAR 2000

    The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.

    As an insurance and financial services company, Hartford has thousands of individual and business customers that have purchased or invested in insurance policies, annuities, mutual funds and other financial products. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payments dates and the like. In addition, Hartford has business relationships with numerous third parties that affect virtually all aspects of its business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.

    Beginning in 1990, Hartford began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, Hartford commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of Hartford's business segments. Hartford currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of computer systems will continue through 1999.

    In addition, as part of its Year 2000 program, Hartford is identifying third parties with which it has significant business relations in order to attempt to assess any potential impact on Hartford as a result of such third-party Year 2000 issues and remediation plans. Hartford currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues. Hartford will continue to assess Year 2000 risk exposures related to its own operations and its third-party relationships and is in the process of developing contingency plans.

    The costs of addressing the Year 2000 issue that have been incurred through the six months ended June 30, 1998 have not been material to Hartford's financial condition or results of operations. Hartford will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to its financial condition or results of operations.

ARE YOU RELYING ON ANY EXPERTS AS TO ANY PORTION OF THIS PROSPECTUS?

    The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

    Hartford Life Insurance Company
    Attn: AMS Service Center Administration
    P.O. Box 2999
    Hartford, CT 06104-2999

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                       PAGE
------------------------------------------------------------  ----
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..............
SAFEKEEPING OF ASSETS.......................................
INDEPENDENT PUBLIC ACCOUNTANTS..............................
DISTRIBUTION OF CONTRACTS...................................
CALCULATION OF YIELD AND RETURN.............................
PERFORMANCE COMPARISONS.....................................
FINANCIAL STATEMENTS........................................

    To obtain a Statement of Additional
Information, complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: AMS Service Center Administration
    P.O. Box 2999
    Hartford, CT 06104-2999

    Please send a Statement of Additional
Information for Separate Account DC-I and Separate
Account Two (DC Variable Account II) (Form
HV-1915) to me at the following address:
    _________________________________________
                       Name
     _________________________________________
                      Address
     _________________________________________
         City/State               Zip Code

     HARTFORD
     LIFE INSURANCE COMPANY
     GROUP VARIABLE ANNUITY CONTRACTS
 [LOGO]
     ISSUED BY HARTFORD LIFE INSURANCE COMPANY
     WITH RESPECT TO DC-I AND DC-II

   The variable annuity contracts (hereinafter the "contract" or "contracts" or "Master Contracts") described in this Prospectus are issued by Hartford Life Insurance Company ("Hartford"). The contracts provide for both an Accumulation Period and an Annuity Period.

   The contracts are issued in conjunction with Deferred Compensation Plans of tax-exempt and governmental employers. Variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period. The contracts may also contain additional separate accounts not described in this Prospectus.

   Additionally, the contracts to which Contributions may be made may contain a General Account option or a separate General Account contract may be issued in conjunction with the contracts described herein. The General Account option or contract may contain restrictions on a Contract Owner's ability to transfer Participant Account Values to or from such contract or option. The General Account option or contract and these restrictions, if any, are not described in this Prospectus.

   The following Sub-Accounts are available under the contracts. Opposite each Sub-Account is the name of the underlying investment for that Account.

 Advisers Fund             --  shares of Class IA of Hartford Advisers HLS
   Sub-Account                 Fund, Inc. ("Hartford Advisers Fund")
 Bond Fund Sub-Account     --  shares of Class IA of Hartford Bond HLS Fund,
                               Inc. ("Hartford Bond Fund")
 Calvert Social Balanced   --  shares of Calvert Social Balanced Portfolio
   Portfolio                   Series of Calvert Variable Series, Inc.
   Sub-Account                 ("Calvert Social Balanced Portfolio")
 Capital Appreciation      --  shares of Class IA of Hartford Capital
   Fund Sub-Account            Appreciation HLS Fund, Inc. ("Hartford Capital
                               Appreciation Fund")
 Dividend and Growth Fund  --  shares of Class IA of Hartford Dividend and
   Sub-Account                 Growth HLS Fund, Inc. ("Hartford Dividend and
                               Growth Fund")
 Index Fund Sub-Account    --  shares of Class IA of Hartford Index HLS Fund,
                               Inc. ("Hartford Index Fund")
 International             --  shares of Class IA of Hartford International
   Opportunities Fund          Opportunities HLS Fund, Inc. ("Hartford
   Sub-Account                 International Opportunities Fund")
 Money Market Fund         --  shares of Class IA of Hartford Money Market HLS
   Sub-Account                 Fund, Inc. ("Hartford Money Market Fund")
 Mortgage Securities Fund  --  shares of Class IA of Hartford Mortgage
   Sub-Account                 Securities HLS Fund, Inc. ("Hartford Mortgage
                               Securities Fund")
 Stock Fund Sub-Account    --  shares of Class IA of Hartford Stock HLS Fund,
                               Inc. ("Hartford Stock Fund")

 This Prospectus sets forth the information concerning the Separate Account that investors ought to know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn: AMS Service Center Administration, P.O. Box 2999, Hartford, CT 06104-2999. The Securities and Exchange Commission also maintains a Web site ("http:// www.sec.gov") that contains this Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission. The Table of Contents for the Statement of Additional Information may be found on page 30 of this Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.
 ------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 ------------------------------------------------------------------------------
 THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. IT IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENT AGENCY. INVESTMENT IN A CONTRACT INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
 ------------------------------------------------------------------------------
 THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUSES FOR THE APPLICABLE ELIGIBLE FUNDS LISTED ABOVE WHICH CONTAINS A FULL DESCRIPTION OF THOSE FUNDS. INVESTORS ARE ADVISED TO RETAIN THESE PROSPECTUSES FOR FUTURE REFERENCE.
 ------------------------------------------------------------------------------
 Prospectus Dated: May 1, 1998
 Revised as of: October 21, 1998
 Statement of Additional Information Dated: May 1, 1998

                               TABLE OF CONTENTS

 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 GLOSSARY OF SPECIAL TERMS...............................................    3
 FEE TABLE...............................................................    5
 SUMMARY.................................................................    7
 ACCUMULATION UNIT VALUES................................................    9
 PERFORMANCE RELATED INFORMATION.........................................   13
 INTRODUCTION............................................................   14
 THE CONTRACTS AND THE SEPARATE ACCOUNTS.................................   14
   What are the contracts?...............................................   14
   Who can buy these contracts?..........................................   14
   What are the Separate Accounts and how do they operate?...............   14
 OPERATION OF THE CONTRACT...............................................   15
   How are Contributions credited?.......................................   15
   May I make changes in the amounts of my Contribution?.................   16
   May I transfer assets between Sub-Accounts?...........................   16
   May I systematically transfer assets to the Sub-Accounts?.............   16
   What happens if the Contract Owner fails to make Contributions?.......   17
   May I assign or transfer the contract?................................   17
   How do I know what my account is worth?...............................   17
   How is the Accumulation Unit value determined?........................   17
   How are the underlying Fund shares valued?............................   18
 PAYMENT OF BENEFITS.....................................................   18
   What would my Beneficiary receive as death proceeds?..................   18
   How can a contract be redeemed or surrendered?........................   18
   Can payment of the redemption or surrender value ever be postponed
    beyond the seven day period?.........................................   19
   May I surrender once Annuity payments have started?...................   19
   Are there differences in the contract related to the type of plan in
    which the Participant is enrolled?...................................   19
   Can a contract be suspended by a Contract Owner?......................   19
   How do I elect an Annuity Commencement Date and Form of Annuity?......   19
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   20
   How are Contributions made to establish my Annuity account?...........   20
   What are the available Annuity options under the contracts?...........   20
   How are Variable Annuity payments determined?.........................   21
   Can a contract be modified?...........................................   22
 CHARGES UNDER THE CONTRACT..............................................   22
   How are the charges under these contracts made?.......................   22
   Is there ever a time when the sales charges do not apply?.............   23
   What do the sales charges cover?......................................   23
   What is the mortality, expense risk and administrative charge?........   23
   Experience Rating of Contracts........................................   24
   How much are the deductions for Premium Taxes on these contracts?.....   24
   What charges are made by the Funds?...................................   24
   Are there any other deductions?.......................................   24
 HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS...........................   25
   What is Hartford?.....................................................   25
   What are the Funds?...................................................   25
 FEDERAL TAX CONSIDERATIONS..............................................   27
   What are some of the federal tax consequences which affect these
    contracts?...........................................................   27
 MISCELLANEOUS...........................................................   30
   What are my voting rights?............................................   30
   Will other contracts be participating in the Separate Accounts?.......   31
   How are the contracts sold?...........................................   31
   Who is the custodian of the Separate Accounts' assets?................   31
   Are there any material legal proceedings affecting the Separate
    Accounts?............................................................   31
   Year 2000.............................................................   31
   Are you relying on any experts as to any portion of this
    Prospectus?..........................................................   32
   How may I get additional information?.................................   32
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   33

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the commencement of Annuity payments.

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ADMINISTRATIVE OFFICE OF HARTFORD: Currently located at 200 Hopmeadow Street, Simsbury, CT. All correspondence concerning this Contract should be sent to P.O. Box 2999, Hartford, CT 06104-2999 Attn: AMS Service Center Administration, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Simsbury, CT.

ANNUITANT: A Participant on whose behalf Annuity payments are to be made under a contract.

ANNUITANT'S ACCOUNT: An account established at the commencement of the Annuity Period under which Annuity payments are made under the contracts.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for payments for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence.

ANNUITY PERIOD: The period following the commencement of Annuity payments.

ANNUITY RIGHTS: The Contract Owner's right in situations where the contract is issued in conjunction with a Deferred Compensation Plan to apply up to five times the gross Contributions made to the contract during the Accumulation Period (in DC-I only), at the Annuity rates set forth in the contract at the time of issue, at the commencement of the Annuity Period to effect Annuity payments.

ANNUITY UNIT: An accounting unit of measure in the Separate Account used to calculate the amount of Variable Annuity payments.

BENEFICIARY: The person(s) designated to receive contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the contract.

CONTRACT YEAR: A period of 12 months commencing with the effective date of the contract or with any anniversary thereof.

CONTRIBUTION(S): The amount(s) paid or transferred to Hartford by the Contract Owner on behalf of Participants pursuant to the terms of the contracts.

DATE OF COVERAGE: The date on which the application on behalf of a Participant is received by Hartford.

DC VARIABLE ACCOUNT I: Hartford Life Insurance Company DC Variable Account-I.

DC VARIABLE ACCOUNT II: A series of Hartford Life Insurance Company Separate Account Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of Section 457 of the Internal Revenue Code and the regulations issued thereunder.

EMPLOYER: A governmental or tax-exempt Employer maintaining a Deferred Compensation Plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

FUNDS: Currently, the Funds described commencing on page 25 of this Prospectus.

GENERAL ACCOUNT: The General Account of Hartford in which consists of all assets of Hartford other than those allocated to the separate accounts of Hartford.

HARTFORD: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have commenced.

PARTICIPANT: A term used to describe, for record keeping purposes only, any employee electing to participate in the Deferred Compensation Plan of the Employer/Contract Owner.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months commencing with the Date of Coverage of a Participant and each successive 12 month period thereafter.

PARTICIPANT'S INDIVIDUAL ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of Participant under the contract are allocated.

PLAN: The Deferred Compensation Plan of an Employer.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or contract values.

SEPARATE ACCOUNTS: The Accounts entitled Hartford Life Insurance Company DC Variable Account-I ("DC-I") and a series of Hartford Life Insurance Company Separate Account Two ("DC-II").

SUB-ACCOUNT: Accounts established within the Separate Accounts with respect to a Fund.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE
                                    SUMMARY
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)

 Sales Charge on Purchases (as a percentage of premium payments)...    None
 Exchange Fee......................................................  $    0
 Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
     First and Second Year.........................................       5%
     Third and Fourth Year.........................................       4%
     Fifth Year....................................................       3%
     Sixth Year....................................................       2%
     Seventh Year..................................................       1%
     Eighth Year...................................................       0%
 Annual Contract Fee...............................................  $    0
 Annual Expenses -- Separate Account (as a percentage of average account value)
     Mortality and Expense Risk (DC-I) (1)
       (.50% mortality, .15% expense and .25% administration)......   0.900%
     Mortality and Expense Risk (DC-II)
       (.85% mortality, .15% expense and .25% administration)......   1.250%

------------
(1) The Mortality and Expense Risk charge under Separate Account DC-I is 0.750% of the average daily net assets of DC-I for contract values which exceed $50 million.

    The Contingent Deferred Sales Charge and Mortality and Expense Risk charge may be reduced or eliminated. See "Charges Under the Contract -- Experience Rating of Contracts," page 24.

The following table shows annual operating expenses after waivers or reimbursements for December 31, 1997:

                         Annual Fund Operating Expenses
                        (as a percentage of net assets)

                                                                                                   TOTAL FUND
                                                              MANAGEMENT FEES  OTHER EXPENSES  OPERATING EXPENSES
                                                              ---------------  --------------  ------------------
 Hartford Bond Fund..........................................      0.515%          0.020%            0.535%
 Hartford Stock Fund.........................................      0.455%          0.020%            0.475%
 Hartford Money Market Fund..................................      0.450%          0.015%            0.465%
 Hartford Advisers Fund......................................      0.635%          0.020%            0.655%
 Hartford Capital Appreciation Fund..........................      0.645%          0.020%            0.665%
 Hartford Mortgage Securities Fund...........................      0.450%          0.025%            0.475%
 Hartford Index Fund.........................................      0.400%          0.015%            0.415%
 Hartford International Opportunities Fund...................      0.705%          0.090%            0.795%
 Hartford Dividend & Growth Fund.............................      0.685%          0.020%            0.705%
 Calvert Social Balanced Portfolio (1).......................      0.690%          0.120%            0.810%

------------
(1) The figures above for the Calvert Social Balanced Portfolio reflect expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. Management and Advisory Expenses includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

EXAMPLE DC-I (0.90% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE
   UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:

 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 66   $  90   $ 115    $ 173     $ 15   $  46   $  79    $ 173     $ 15   $  46   $  79    $ 173
 Stock Fund...................    66      88     112      166       14      44      76      166       14      44      76      166
 Money Market Fund............    66      88     111      165       14      44      75      165       14      44      75      165
 Advisers Fund................    68      94     121      186       16      49      85      186       16      49      85      186
 Capital Appreciation Fund....    68      94     121      187       16      50      86      187       16      50      86      187
 Mortgage Securities Fund.....    66      88     112      166       14      44      76      166       14      44      76      166
 Index Fund...................    65      86     108      159       13      42      72      159       13      42      72      159
 International Opportunities
  Fund........................    69      98     128      202       17      54      93      202       17      54      93      202
 Dividend & Growth Fund.......    68      95     123      192       16      51      88      192       16      51      88      192
 Calvert Social Balanced
  Portfolio...................    69      98     129      203       18      54      94      203       18      54      94      203

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-I (0.75% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:


 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 65   $  86   $ 107    $ 156     $ 13   $  41   $  71    $ 156     $ 13   $  41   $  71    $ 156
 Stock Fund...................    64      84     104      149       13      39      68      149       13      39      68      149
 Money Market Fund............    64      83     103      148       12      39      67      148       12      39      67      148
 Advisers Fund................    66      89     113      169       14      45      77      169       14      45      77      169
 Capital Appreciation Fund....    66      89     114      171       15      45      78      171       15      45      78      171
 Mortgage Securities Fund.....    64      84     104      149       13      39      68      149       13      39      68      149
 Index Fund...................    64      82     101      142       12      37      64      142       12      37      64      142
 International Opportunities
  Fund........................    68      93     120      185       16      49      85      185       16      49      85      185
 Dividend & Growth Fund.......    67      91     116      175       15      46      80      175       15      46      80      175
 Calvert Social Balanced
  Portfolio...................    68      94     121      187       16      50      86      187       16      50      86      187

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-II (1.25% CHARGE FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS)

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:


 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 70   $ 101   $ 133    $ 211     $ 18   $  57   $  97    $ 211     $ 18   $  57   $  97    $ 211
 Stock Fund (1)...............    69      99     129      205       18      55      94      205       18      55      94      205
 Money Market Fund............    69      98     129      204       18      54      94      204       18      54      94      204
 Advisers Fund (1)............    71     104     139      224       20      60     104      224       20      60     104      224
 Capital Appreciation Fund
  (1).........................    69      99     129      205       18      55      94      205       18      55      94      205
 Mortgage Securities Fund.....    69      97     126      198       17      53      91      198       17      53      91      198
 Index Fund (2)...............    72     108     146      239       21      65     111      239       21      65     111      239
 International Opportunities
  Fund........................    71     104     139      225       20      61     104      225       20      61     104      225
 Dividend & Growth Fund.......    73     109     146      241       21      65     112      241       21      65     112      241
 Calvert Social Balanced
  Portfolio...................    72     106     141      230       20      62     106      230       20      62     106      230

------------
(1) Hartford voluntarily reduces the charge for administrative undertakings with respect to assets allocated to certain of the sub-accounts in DC-II. The reduced total charge for mortality, expense risk and administrative undertakings in these sub-accounts is as follows: Stock Fund, 1.24%; Advisers Fund, 1.20%; Capital Appreciation Fund, 1.21%.

(2) With respect to the Index Fund Sub-Account, the combined total of the applicable charge for mortality, expense risk and administrative undertakings and expenses of the underlying Fund are voluntarily limited to 1.25%.

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                    SUMMARY

A. CONTRACTS OFFERED

    Group contracts are issued in conjunction with a Deferred Compensation Plan.

B. ACCUMULATION PERIOD UNDER THE CONTRACTS

    During the Accumulation Period under the contracts, Contributions made by the Employer to the contracts are used to purchase variable account interests. Contributions allocated to purchase variable interests may, after the deductions described hereafter, be invested in selected Sub-Accounts of DC-I.

C. CONTINGENT DEFERRED SALES CHARGES

    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 7 Participant's Contract Years. During the first 2 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the next 1 year thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the next 1 year thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. During the next 1 year thereof, a maximum deduction of 1% will be made against the full amount of any such surrender. Such charges will never exceed 8.5% of aggregate Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Charges Under the Contract -- Experience Rating of Contracts," page 24).

    No deduction for contingent deferred sales charges will be made in certain cases. (See "Is there ever a time when the sales charges do not apply?" commencing on page 23.)

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to no more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.

D. TRANSFER BETWEEN ACCOUNTS

    During the Accumulation Period a Contract Owner may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (see "May I transfer assets between Sub-Accounts?" commencing on page 16).

E. ANNUITY PERIOD UNDER THE CONTRACTS

    Contract values held with respect to Participants' Individual Accounts at the end of the Accumulation Period (and with respect to DC-I only, any additional Contributions that a Deferred Compensation Plan Contract Owner elects to make at the commencement of the Annuity Period) will, at the direction of the Contract Owner, be allocated to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the contracts.

F. MINIMUM DEATH BENEFITS

    A Minimum Death Benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 65th birthday or the Annuity Commencement Date. (See "What would my Beneficiary receive as death proceeds?" commencing on page 18.)

G. ANNUITY OPTIONS

    The Annuity Commencement Date will not be deferred beyond the Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments automatically at age 75 under an option providing for a life Annuity with 120 monthly payments certain. (See "What are the available Annuity options under the contracts?" commencing on page 21.) However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.

H. DEDUCTIONS FOR PREMIUM TAXES

    Deductions will be made during the Accumulation Period and Annuity Period, as appropriate, for the payment of any Premium Taxes that may be levied against the contract by a state or other governmental entity. The range is generally between 0% and 3.50%. (See "Charges Under the Contract," page 22.)

I. ASSET CHARGE IN THE SEPARATE ACCOUNT

    During both the Accumulation Period and the Annuity Period a charge is made by Hartford for assuming the mortality, expense, and administrative costs under the contracts. With respect to contract values held in DC-I, such charge is an annual rate of .90% (.50% for mortality, .15% for expense and .25% for administrative costs) of the average daily net assets of DC -I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and .15% for administrative costs) of the average daily net assets of DC-I. With respect to contract values held in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative costs) of the average daily net assets of DC-II. The rate charged for the mortality, expense and administrative undertakings under the contracts may be reduced (see "Charges Under the Contract -- Experience Rating of Contracts," page 24). The rate charged for the expense, mortality and administrative costs may be periodically increased by Hartford subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved any such increase. (See "Charges Under the Contract," page 22.)

J. FUND FEES AND CHARGES

    The Funds are subject to certain fees, charges and expenses. See the accompanying prospectuses for the Funds.

K. MINIMUM PAYMENT

    The minimum Contribution that may be made each month on behalf of a Participant's Individual Account under a contract is $30.00 unless the Employer's plan provides otherwise.

L. PAYMENT ALLOCATION TO THE SEPARATE ACCOUNTS

    The contracts permit the allocation of Contributions, in multiples of ten percent of each Contribution among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to or invested in Accumulation Units of any Sub-Account in a Separate Account shall not be less than $10.00.

M. VOTING RIGHTS OF CONTRACT OWNERS

    Contract Owners will have the right to vote on matters affecting the underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interest in the same proportion as shares of the Fund for which instructions have been received by Hartford (see "What are my voting rights?" commencing on page 30).

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    The following information has been derived from the audited financial statements of the Separate Accounts, which have been audited by Arthur Anderson, LLP, independent public accountants, as indicated in their reports with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                                       YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------
                                                               1997     1996     1995     1994     1993
                                                             -------- -------- -------- -------- --------
DC-I
BOND FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at beginning of period.............. $  4.201 $  4.099 $  3.499 $  3.689 $  3.388
Accumulation unit value at end of period.................... $  4.641 $  4.201 $  4.099 $  3.499 $  3.689
Number of accumulation units outstanding at end of period
 (in thousands).............................................    8,821    8,711    8,630    9,090   10,092
STOCK FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at beginning of period.............. $ 11.059 $  8.979 $  6.773 $  6.990 $  6.190
Accumulation unit value at end of period.................... $ 14.413 $ 11.059 $  8.979 $  6.773 $  6.990
Number of accumulation units outstanding at end of period
 (in thousands).............................................   44.558   42,224   39,271   39,551   37,542
MONEY MARKET FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 14, 1982)
Accumulation unit value at beginning of period.............. $  2.738 $  2.629 $  2.515 $  2.450 $  2.410
Accumulation unit value at end of period.................... $  2.861 $  2.738 $  2.629 $  2.515 $  2.450
Number of accumulation units outstanding at end of period
 (in thousands).............................................   11,208    9,609    7,884    9,548    9,298
ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at beginning of period.............. $  4.213 $  3.649 $  2.876 $  2.993 $  2.700
Accumulation unit value at end of period.................... $  5.204 $  4.213 $  3.649 $  2.876 $  2.993
Number of accumulation units outstanding at end of period
 (in thousands).............................................  137,947  136,232  128,415  126,437  119,064
CAPITAL APPRECIATION FUND SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at beginning of period.............. $  6.552 $  5.482 $  4.257 $  4.204 $  3.524
Accumulation unit value at end of period.................... $  7.952 $  6.552 $  5.482 $  4.257 $  4.204
Number of accumulation units outstanding at end of period
 (in thousands).............................................   62,609   59,279   52,278   46,086   36,598


                                                               1992    1991    1990    1989    1988
                                                             -------- ------- ------- ------- -------
DC-I
BOND FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at beginning of period.............. $  3.251 $ 2.827 $ 2.640 $ 2.384 $ 2.244
Accumulation unit value at end of period.................... $  3.388 $ 3.251 $ 2.827 $ 2.640 $ 2.384
Number of accumulation units outstanding at end of period
 (in thousands).............................................   10,253  10,201   9,871   9,462   9,015
STOCK FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at beginning of period.............. $  5.695 $ 4.628 $ 4.875 $ 3.916 $ 3.332
Accumulation unit value at end of period.................... $  6.190 $ 5.695 $ 4.628 $ 4.875 $ 3.916
Number of accumulation units outstanding at end of period
 (in thousands).............................................   34,861  32,700  29,962  28,198  25,658
MONEY MARKET FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 14, 1982)
Accumulation unit value at beginning of period.............. $  2.354 $ 2.248 $ 2.106 $ 1.954 $ 1.842
Accumulation unit value at end of period.................... $  2.410 $ 2.354 $ 2.248 $ 2.106 $ 1.954
Number of accumulation units outstanding at end of period
 (in thousands).............................................    9,999  10,936  11,181   8,871   8,703
ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at beginning of period.............. $  2.524 $ 2.123 $ 2.123 $ 1.766 $ 1.566
Accumulation unit value at end of period.................... $  2.700 $ 2.524 $ 2.123 $ 2.123 $ 1.766
Number of accumulation units outstanding at end of period
 (in thousands).............................................  105,648  93,981  84,223  74,660  62,335
CAPITAL APPRECIATION FUND SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at beginning of period.............. $  3.050 $ 2.004 $ 2.278 $ 1.858 $ 1.490
Accumulation unit value at end of period.................... $  3.524 $ 3.050 $ 2.004 $ 2.278 $ 1.858
Number of accumulation units outstanding at end of period
 (in thousands).............................................   25,900  19,437  15,293  13,508   9,970

                                                                     YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------
                                                              1997    1996    1995    1994    1993
                                                             ------- ------- ------- ------- -------
MORTGAGE SECURITIES FUND SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at beginning of period.............. $ 2.430 $ 2.335 $ 2.034 $ 2.093 $ 1.993
Accumulation unit value at end of period.................... $ 2.628 $ 2.430 $ 2.335 $ 2.034 $ 2.093
Number of accumulation units outstanding at end of period
  (in thousands)............................................   9,204  10,597  11,067  10,782  11,722
INDEX FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1987)
Accumulation unit value at beginning of period.............. $ 1.520 $ 2.353 $ 1.738 $ 1.735 $ 1.605
Accumulation unit value at end of period.................... $ 1.907 $ 1.520 $ 2.353 $ 1.738 $ 1.735
Number of accumulation units outstanding at end of period
  (in thousands)............................................  67,788  49,989  19,816  15,356  13,489
CALVERT SOCIAL BALANCED PORTFOLIO SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at beginning of period.............. $ 2.152 $ 1.929 $ 1.504 $ 1.573 $ 1.475
Accumulation unit value at end of period.................... $ 2.563 $ 2.152 $ 1.929 $ 1.504 $ 1.573
Number of accumulation units outstanding at end of period
  (in thousands)............................................  10,795  10,160   9,009   7,899   7,199
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at beginning of period.............. $ 1.488 $ 1.330 $ 1.181 $ 1.220 $ 0.924
Accumulation unit value at end of period.................... $ 1.459 $ 1.488 $ 1.330 $ 1.181 $ 1.220
Number of accumulation units outstanding at end of period
  (in thousands)............................................  38,369  43,558  35,671  38,270  19,894
DIVIDEND & GROWTH FUND SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at beginning of period.............. $ 1.490 $ 1.224 $ 1.000      --      --
Accumulation unit value at end of period.................... $ 1.949 $ 1.490 $ 1.224      --      --
Number of accumulation units outstanding at end of period
  (in thousands)............................................  37.647  20,897   6,317      --      --


                                                              1992    1991    1990    1989   1988
                                                             ------- ------- ------- ------ ------
MORTGAGE SECURITIES FUND SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at beginning of period.............. $ 1.929 $ 1.702 $ 1.571 $1.406 $1.313
Accumulation unit value at end of period.................... $ 1.993 $ 1.929 $ 1.702 $1.571 $1.406
Number of accumulation units outstanding at end of period
  (in thousands)............................................  12,046  11,855  10,291  8,919  9,005
INDEX FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1987)
Accumulation unit value at beginning of period.............. $ 1.522 $ 1.190 $ 1.255 $0.975 $0.850
Accumulation unit value at end of period.................... $ 1.605 $ 1.522 $ 1.190 $1.255 $0.975
Number of accumulation units outstanding at end of period
  (in thousands)............................................  11,720   8,519   6,350  3,639  1,946
CALVERT SOCIAL BALANCED PORTFOLIO SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at beginning of period.............. $ 1.388 $ 1.207 $ 1.173 $1.000     --
Accumulation unit value at end of period.................... $ 1.475 $ 1.388 $ 1.207 $1.173     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................   5,215   3,508   2,036    629     --
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at beginning of period.............. $ 0.979 $ 0.877 $ 1.000     --     --
Accumulation unit value at end of period.................... $ 0.924 $ 0.979 $ 0.877     --     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................   8,061   4,663   2,564     --     --
DIVIDEND & GROWTH FUND SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at beginning of period..............      --      --      --     --     --
Accumulation unit value at end of period....................      --      --      --     --     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................      --      --      --     --     --

                                                                   YEAR ENDED DECEMBER 31,
                                                             ------------------------------------
                                                              1997    1996    1995   1994   1993
                                                             ------- ------- ------ ------ ------
DC-II
BOND FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 25, 1982)
Accumulation unit value at beginning of period.............. $ 4.187 $ 4.095 $3.500 $3.689 $3.389
Accumulation unit value at end of period.................... $ 4.604 $ 4.187 $4.095 $3.500 $3.689
Number of accumulation units outstanding at end of period
  (in thousands)............................................   1,606   1,655  1,368  1,123    992
STOCK FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at beginning of period.............. $11.017 $ 8.968 $6.771 $6.988 $6.188
Accumulation unit value at end of period.................... $14.295 $11.017 $8.968 $6.771 $6.988
Number of accumulation units outstanding at end of period
  (in thousands)............................................   5,082   4,885  4,413  3,885  3,181
MONEY MARKET FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at beginning of period.............. $ 2.725 $ 2.624 $2.512 $2.447 $2.407
Accumulation unit value at end of period.................... $ 2.834 $ 2.725 $2.624 $2.512 $2.447
Number of accumulation units outstanding at end of period
  (in thousands)............................................   1,473   1,333    989    905    886
ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at beginning of period.............. $ 4.201 $ 3.647 $2.876 $2.993 $2.700
Accumulation unit value at end of period.................... $ 5.168 $ 4.201 $3.647 $2.876 $2.993
Number of accumulation units outstanding at end of period
  (in thousands)............................................  10,299  10,505  9,212  8,279  7,023
CAPITAL APPRECIATION FUND SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at beginning of period.............. $ 6.533 $ 5.478 $4.257 $4.204 $3.524
Accumulation unit value at end of period.................... $ 7.896 $ 6.533 $5.478 $4.257 $4.204
Number of accumulation units outstanding at end of period
  (in thousands)............................................  11,032  10,979  9,081  6,923  4,940


                                                              1992   1991   1990   1989   1988
                                                             ------ ------ ------ ------ ------
DC-II
BOND FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 25, 1982)
Accumulation unit value at beginning of period.............. $3.251 $2.827 $2.641 $2.385 $2.244
Accumulation unit value at end of period.................... $3.389 $3.251 $2.827 $2.641 $2.385
Number of accumulation units outstanding at end of period
  (in thousands)............................................    816    732    724    594    433
STOCK FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at beginning of period.............. $5.694 $4.627 $4.874 $3.915 $3.331
Accumulation unit value at end of period.................... $6.188 $5.694 $4.627 $4.874 $3.915
Number of accumulation units outstanding at end of period
  (in thousands)............................................  2,517  1,885  1,467  1,156  1,011
MONEY MARKET FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at beginning of period.............. $2.351 $2.245 $2.103 $1.951 $1.840
Accumulation unit value at end of period.................... $2.407 $2.351 $2.245 $2.103 $1.951
Number of accumulation units outstanding at end of period
  (in thousands)............................................    884    929    881    718    628
ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at beginning of period.............. $2.524 $2.123 $2.123 $1.766 $1.566
Accumulation unit value at end of period.................... $2.700 $2.524 $2.123 $2.123 $1.766
Number of accumulation units outstanding at end of period
  (in thousands)............................................  7,323  6,220  5,565  5,227  4,631
CAPITAL APPRECIATION FUND SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at beginning of period.............. $3.050 $2.004 $2.278 $1.858 $1.490
Accumulation unit value at end of period.................... $3.524 $3.050 $2.004 $2.278 $1.858
Number of accumulation units outstanding at end of period
  (in thousands)............................................  3,276  2,113  1,455  1,037    787

                                                                  YEAR ENDED DECEMBER 31,
                                                             ----------------------------------
                                                              1997   1996   1995   1994   1993
                                                             ------ ------ ------ ------ ------
MORTGAGE SECURITIES FUND SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at beginning of period.............. $2.421 $2.333 $2.034 $2.093 $1.993
Accumulation unit value at end of period.................... $2.606 $2.421 $2.333 $2.034 $2.093
Number of accumulation units outstanding at end of period
  (in thousands)............................................  1,035  1,141  1,149    994    942
INDEX FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1985)
Accumulation unit value at beginning of period.............. $2.848 $2.353 $1.738 $1.735 $1.605
Accumulation unit value at end of period.................... $3.745 $2.848 $2.353 $1.738 $1.735
Number of accumulation units outstanding at end of period
  (in thousands)............................................  5,415  4,378  3,153  2,376  1,862
CALVERT SOCIAL BALANCED PORTFOLIO SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at beginning of period.............. $2.021 $1.817 $1.417 $1.483 $1.391
Accumulation unit value at end of period.................... $2.396 $2.021 $1.817 $1.417 $1.483
Number of accumulation units outstanding at end of period
  (in thousands)............................................  1,291  1,193    923    693    498
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at beginning of period.............. $1.483 $1.329 $1.181 $1.220 $0.924
Accumulation unit value at end of period.................... $1.469 $1.483 $1.329 $1.181 $1.220
Number of accumulation units outstanding at end of period
  (in thousands)............................................  5.864  5,996  4,520  3,640  1,495
DIVIDEND & GROWTH FUND SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at beginning of period.............. $1.490 $1.223 $1.000     --     --
Accumulation unit value at end of period.................... $1.933 $1.490 $1.223     --     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................  6,877  3,874    558     --     --


                                                              1992   1991   1990   1989   1988
                                                             ------ ------ ------ ------ ------
MORTGAGE SECURITIES FUND SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at beginning of period.............. $1.929 $1.702 $1.571 $1.406 $1.313
Accumulation unit value at end of period.................... $1.993 $1.929 $1.702 $1.571 $1.406
Number of accumulation units outstanding at end of period
  (in thousands)............................................    802    736    582    845    764
INDEX FUND SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1985)
Accumulation unit value at beginning of period.............. $1.522 $1.190 $1.255 $0.975 $0.850
Accumulation unit value at end of period.................... $1.605 $1.522 $1.190 $1.255 $0.975
Number of accumulation units outstanding at end of period
  (in thousands)............................................  1,437    871    595    275    116
CALVERT SOCIAL BALANCED PORTFOLIO SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at beginning of period.............. $1.308 $1.138 $1.106 $1.000     --
Accumulation unit value at end of period.................... $1.391 $1.308 $1.138 $1.106     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................    317    187     94     18     --
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at beginning of period.............. $0.979 $0.877 $1.000     --     --
Accumulation unit value at end of period.................... $0.924 $0.979 $0.877     --     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................    553    220     52     --     --
DIVIDEND & GROWTH FUND SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at beginning of period..............     --     --     --     --     --
Accumulation unit value at end of period....................     --     --     --     --     --
Number of accumulation units outstanding at end of period
  (in thousands)............................................     --     --     --     --     --

                        PERFORMANCE RELATED INFORMATION

    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about the Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    The Advisers Fund, Bond Fund, Calvert Social Balanced Portfolio, Capital Appreciation Fund, Dividend and Growth Fund, Index Fund, International Opportunities Fund, Money Market Fund, Mortgage Securities Fund, and Stock Fund Sub-Accounts may include total return in advertisements or other sales material.

    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures are net of all Fund level management fees and charges and the mortality and expense risk charge.

    The Bond Fund and Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner:
The net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the mortality and expense risk charge.

    The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the mortality and expense risk charge.

    Total return at the Separate Account level includes all contract charges: contingent deferred sales charges and the mortality and expense risk charges and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.

                                  INTRODUCTION

    This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing contracts issued in conjunction with a Deferred Compensation Plan of an Employer offered by Hartford in a Separate Account. This Prospectus describes only the elements of the contracts pertaining to the variable portion of the contract supported by Separate Accounts DC Variable Account I and DC Variable Account II. The contracts may contain additional separate accounts and a General Account option which are not described in this Prospectus. Please read the Glossary of Special Terms on pages 3 and 4 prior to reading this Prospectus to familiarize yourself with the terms being used.

                    THE CONTRACTS AND THE SEPARATE ACCOUNTS

WHAT ARE THE CONTRACTS?

    The Contracts are issued in conjunction with a Deferred Compensation Plan of an Employer. Variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period.

    Deferred Compensation Plans provide a way for an Employer and its employees to arrange for eligible employees to defer a certain portion of their income ("Deferred Compensation") to a determinable future date and thereby defer current federal income taxes on such deferred compensation until actually received by the employee according to the terms of the Employer's Plan. An Employer contemplating the offering of such a Plan should consult with its legal counsel with respect to any securities aspects of interest in such Plans. At all times, the Employer is the sole and exclusive owner of the contract issued with respect to the Plan. An employee electing to participate in the Employer's Plan is, at all times, a general creditor of the Employer establishing the Plan.

    The Small Business Job Protection Act of 1996, effective August 20, 1996, requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified custodial accounts or annuity contracts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such Plans need not establish a trust before January 1, 1999.

WHO CAN BUY THESE CONTRACTS?

    The group variable annuity contracts offered under this Prospectus are for use in connection with certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code.

WHAT ARE THE SEPARATE ACCOUNTS AND HOW DO THEY OPERATE?

    Provision has been made for two different Separate Accounts (DC-I and DC-II), to be operative during the life of the contracts which are issued in conjunction with Deferred Compensation Plans. This arrangement provides for tax treatment of DC-I which may provide tax advantages to Deferred Compensation Plan Contract Owners. (See "Federal Tax Considerations," page 27.) DC-I and DC-II have been organized as unit investment trust types of investment companies and have been registered as such with the Commission under the Investment Company Act of 1940, as amended. The Separate Accounts meet the definition of "separate account" under federal securities law. The assets of DC-I and DC-II were transfered from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and DC-II respectively on December 31, 1987.

    Registration of the Separate Accounts with the Commission does not involve supervision of the management or investment practices or policies of the Separate Account or of Hartford by the Commission. However, Hartford and the Separate Accounts are subject to supervision and regulation by the Department of Insurance of the State of Connecticut.

    Under Connecticut law, the assets of the Separate Accounts attributable to the contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those contracts. Also, in accordance with the contracts, the assets in the Separate Accounts attributable to contracts participating in the Separate Accounts are not chargeable with liabilities arising out of any other business Hartford may conduct. So, you will not be affected by the rate of return of Hartford's general account, nor by the investment performance of any of Hartford's other separate accounts.

    Your contributions are allocated to one or more Sub-Accounts of the Separate Account. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Contributions and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment during the Accumulation Period will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your annuity payments and reserve values will vary in accordance with these factors.

    HARTFORD DOES NOT GUARANTEE THE INVESTMENT RESULTS OF THE SUB-ACCOUNTS OR ANY OF THE UNDERLYING INVESTMENTS. THERE IS NO ASSURANCE THAT THE VALUE OF A CONTRACT DURING THE YEARS PRIOR TO RETIREMENT OR THE AGGREGATE AMOUNT OF THE VARIABLE ANNUITY PAYMENTS WILL EQUAL THE SUM OF ALL CONTRIBUTIONS MADE UNDER THE CONTRACT. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. THESE RISKS ARE MORE FULLY DESCRIBED IN THE ACCOMPANYING FUND PROSPECTUS.

    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission.

    Hartford also reserves the right, subject to compliance with the law to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the contracts in the future.

    The Separate Accounts may be subject to liabilities arising from series whose assets are attributable to other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

    Hartford may offer additional separate account options from time to time under these contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the contracts for such additional separate accounts.

                           OPERATION OF THE CONTRACT

HOW ARE CONTRIBUTIONS CREDITED?

    A group contract is issued to an Employer adopting a Plan and will cover all present and future Participants in the Employer's Plan. Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period.

    The number of Accumulation Units in each Sub-Account to be credited to a Participant's Individual Account will be determined by dividing the portion of the Contribution being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on the applicable Valuation Day.

    Initial Contributions are priced for crediting to a Participant's Individual Account within two business days after receipt of a properly completed application and the initial Contribution by Hartford at its Administrative Office. If an application or any other necessary information (collectively, "application") is incomplete when received, the initial Contribution will be credited to the Participant's Individual Account not later than two business days after the application is made complete. However, if an incomplete application is not made complete within five business days of its initial receipt, the Contribution will be immediately returned unless you have been informed of the delay and request that the Contribution not be returned.

    Subsequent Contributions properly designated for a Participant's Individual Account are priced for crediting to such Participant's Individual Account on the Valuation Day that the Contribution is received by Hartford at its Administrative Office, or other designated location.

    The number of Sub-Account Accumulation Units will not change because of a subsequent change in an Accumulation Unit's value, but the dollar value of an Accumulation Unit will vary to reflect the investment experience of the appropriate Fund shares that serve as the underlying investment for the Sub-Account.

MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant during the Accumulation Period under a contract is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the contract permits the allocation of Contributions, in multiples of 10% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Hartford.

MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, during the Accumulation Period you may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another.

    The following transfer restrictions apply to contracts issued or amended on or after May 1, 1992.

    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding three months, to the Money Market Fund Sub-Account, or to any money market sub-account established in the future, are prohibited.

    Similarly, transfers of assets presently held in the Money Market Fund Sub-Account, or any money market sub-account established in the future, or which where held in any of these Sub-Accounts during the preceding three months, to the General Account are prohibited.

    Transfers between Sub-Accounts and changes in Sub-Account allocations may be made by written request or by calling 1-800 -528-9009. Any transfers or changes made in writing will be effected as of the date the request is received by Hartford at its Administrative Office. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that Participant's provide certain identifying information. All transfer instructions by telephone are recorded.

    In addition, the right, with respect to a Participant's Individual Account, to transfer monies between Sub-Accounts is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by the Contract Owner/Participant is, or would be, to the disadvantage of other Contract Owners/Participants. Any modification could be applied to transfers to or from the same or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between Sub-Accounts by a Contract Owner/ Participant at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners/Participants.

MAY I SYSTEMATICALLY TRANSFER ASSETS TO THE SUB-ACCOUNTS?

    If, during the Accumulation Period, the portion of your contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Money Market Fund Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Money Market Fund Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals. This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after Hartford receives your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form provided by Hartford or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market Fund Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by notice to Hartford in writing or by calling 1-800-528-9009 and giving notice to a Hartford representative on our recorded telephone line.

WHAT HAPPENS IF THE CONTRACT OWNER FAILS TO MAKE CONTRIBUTIONS?

    A contract will be deemed paid-up within 30 days after any anniversary date of the contract if the Contract Owner has not remitted a Contribution to Hartford during the preceding 12 month period. Effective with a change of the contract to paid-up status, no further Contributions will be accepted by Hartford and each Participant's Individual Account will be considered an inactive account until the commencement of Annuity payments or until the value of the Participant's Individual Account is disbursed or applied in accordance with the termination provisions. (See "How can a contract be redeemed or surrendered?" commencing on page 18). Once a contract has been placed on a paid-up status it may not be reinstated. Persons receiving Annuity payments at the time of any change to paid-up status will continue to receive their payments.

MAY I ASSIGN OR TRANSFER THE CONTRACT?

    The group contracts issued with respect to Deferred Compensation Plans may be assigned by the Contract Owner. No assignment will be effective until a copy has been filed at the offices of Hartford at Hartford, Connecticut, prior to settlement for Hartford's liability under the contract. Hartford assumes no responsibility for the validity of any such assignments. Participants may not assign their individual account interests.

HOW DO I KNOW WHAT MY ACCOUNT IS WORTH?

    The value of the Accumulation Units in a Separate Account representing an interest in the appropriate Fund shares that are held under the contract were initially established on the date that Contributions were first contributed to the appropriate Sub-Account of the Separate Account. The value of the respective Accumulation Units for any subsequent day is determined by multiplying the Accumulation Unit value for the preceding day by the net investment factor of the appropriate Sub-Account, as appropriate (see "How is the Accumulation Unit value determined?" below).

    The value of a Participant's Individual Account under a contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Sub-Account Accumulation Units credited to a Participant's Individual Account by the current Accumulation Unit value for the respective Sub-Account. There is no assurance that the value in the Sub-Accounts will equal or exceed the Contributions made by the Contract Owner to such Sub-Accounts.

HOW IS THE ACCUMULATION UNIT VALUE DETERMINED?

    The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each "Valuation Day" by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period and subtracting from that amount the amount of any charges assessed during the Valuation

Period then ending. You should refer to the Prospectuses for each of the Funds which accompany this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a contract.

HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.

                              PAYMENT OF BENEFITS

WHAT WOULD MY BENEFICIARY RECEIVE AS DEATH PROCEEDS?

    The contracts provide that in the event the Participant dies before the selected Annuity Commencement Date or the Participant's age 65 (whichever occurs first) the Minimum Death Benefit payable on such contract will be the greater of
(a) the value of the Participant's Individual Account determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Contributions made to such Account, reduced by any prior partial surrenders.

    The benefit may be taken by the Contract Owner in a single sum, in which case payment will be made within seven days of receipt of proof of death by Hartford, unless subject to postponement as explained below. In lieu of payment in one sum, a Contract Owner may elect that the amount be applied, subject to the suspension provisions described below, under any one of the optional Annuity forms provided under DC-II (see "What are the available Annuity options under the contracts?" commencing on page 20) to provide Annuity payments to the Beneficiary.

    An election to receive death benefits under a form of Annuity must be made prior to a lump sum settlement with Hartford and within one year after the death by written notice to Hartford at its offices in Hartford, Connecticut. Benefit proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20.00 on either a variable or fixed basis, or $20.00 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Individual Account after retirement (see "How are Contributions made to establish my Annuity account?" commencing on page 20).

HOW CAN A PARTICIPANT'S INDIVIDUAL ACCOUNT BE REDEEMED OR SURRENDERED?

    On termination of Contributions to a contract by the Contract Owner on behalf of a Participant prior to the selected Annuity Commencement Date for such Participant, the Contract Owner will have the following options:

    1. To continue a Participant's Individual Account in force under the contract. Under this option, when the selected Annuity Commencement Date arrives, the Contract Owner will begin to receive Annuity payments under the selected Annuity option under the contract. (See "What are the available Annuity options under the contracts?" commencing on page 20.) At any time in the interim, a Contract Owner may surrender a Participant's Individual Account for a lump sum cash settlement in accordance with 3. below.

    2. To provide Annuity payments immediately. The values in a Participant's Individual Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity option under the contract. (See "What are the available Annuity options under the contracts?" commencing on page 20.)

    3. To surrender a Participant's Individual Account under the contract for a lump sum cash settlement, in which event any applicable contingent deferred sales charges will be deducted. (See "How are the charges under these contracts made?" commencing on page 22.) The amount received will be the net termination value next computed after receipt by Hartford at its Administrative Office of a written surrender request for complete surrender. Payment will normally be made as soon as possible but not later than seven days after the written request is received by Hartford.

    4. In the case of a partial surrender the amount requested is either taken out of the specified Sub-Account(s) or if no Sub-Account(s) are specified, the requested amount is taken out of all applicable Sub-

Account(s) on a pro rata basis. Within this context, the contingent deferred sales charges are taken as a percentage of the amount withdrawn (see "How are the charges under these contracts made?" commencing on page 22). If the contingent deferred sales charges have been experience rated (see "How are the charges under these contracts made?" commencing on page 22 ), any amounts not subject to the contingent deferred sales charge will be deemed to be surrendered last.

CAN PAYMENT OF THE REDEMPTION OR SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Except with respect to Option 5 (on a variable payout), once Annuity payments have commenced for an Annuitant, no surrender of a life Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement in lieu thereof. Any surrender out of Option 5 will be subject to contingent deferred sales charges, if applicable.

WHAT ARE ANNUITY RIGHTS?

    Annuity Rights are provided under contracts issued only in conjunction with Deferred Compensation Plans, with respect to DC-I only, entitling the Contract Owner to have Annuity payments at the rates set forth in the contract at the time of issue. Such rates will be made applicable to all amounts held in a Participant's Individual Account during the Annuity Period under such contract which do not exceed five times the gross Contributions made during the Accumulation Period with respect to such Participant's Individual Account thereunder. To the extent that the value of a Participant's Individual Account at the end of the Accumulation Period is insufficient to fund the Annuity Rights provided, the Contract Owner shall have the right to apply additional Contributions to the values held in a Participant's Individual Account in order to exercise all of the Annuity Rights provided. Any amounts in excess thereto may be applied by Hartford at Annuity rates then being offered by Hartford.

CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A contract may be suspended by the Contract Owner by giving written notice at least 90 days prior to the effective date of such suspension to Hartford at its Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract, as described under the caption "Can a contract be modified?" which modifications would have become effective on or before that anniversary. Upon suspension, Contributions will continue to be accepted by Hartford under the contract, and subject to the terms thereof, as they are applicable to Participant's Individual Accounts under the contracts prior to such suspension, but no Contributions will be accepted on behalf of any new Participant's Individual Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a contract will not preclude the Contract Owner's applying existing Participant's Individual Accounts under DC-I or DC-II, as appropriate, to the purchase of Fixed or Variable Annuity benefits.

HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND FORM OF ANNUITY?

    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity Option. The Annuity Commencement Date may not be deferred beyond a Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month.

    The contract contains five optional annuity forms which may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments at age 75 under Option 2 with 120 monthly payments certain. However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.

    When an Annuity is purchased by a Contract Owner for an Annuitant, unless otherwise specified, DC-I Accumulation Unit values will be applied to provide a Variable Annuity under DC-II.

WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?

    The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $20.00.

HOW ARE CONTRIBUTIONS MADE TO ESTABLISH MY ANNUITY ACCOUNT?

    During the Annuity Period, contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the contract (Deferred Compensation Plans Only) are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the contracts to provide Fixed or Variable Annuity payments.

    At the end of the Accumulation Period with respect to a Participant's Individual Account there is an automatic transfer of all DC-I values to DC-II which are used to establish Annuitant's Accounts with respect to DC-II. Such transfer will be effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Individual Account that is transferred to DC-II hereunder will be without application of any sales charges or other expenses, with the exception of any applicable Premium Taxes.

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACTS?

OPTION 1: LIFE ANNUITY

    A life annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford.

OPTION 3: UNIT REFUND LIFE ANNUITY

    This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

                        total amount applied under the option
 (a)  =                    at the Annuity Commencement Date
         --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented by         number of monthly
 (b)  =  each monthly Annuity Payment made         X    Annuity Payments made

    The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.

OPTION 4: JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

    At the Annuitant's death, payments will continue to be made to the contingent annuitant, if living for the remainder of the contingent annuitant's life. When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the contingent annuitant.

    It would be possible under this Option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD

    An amount payable monthly for the number of years selected. Under the contracts the minimum number of years is five.

    In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary of Beneficiaries designated unless other provisions will have been made and approved by Hartford. Option 5 is an option that does not involve life contingencies and thus no mortality guarantee.

    Surrenders are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges. (See "How are charges under these contracts made?" commencing on page 22.)
--------------------------------------------------------------------------------

UNDER ANY OF THE ANNUITY OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.
--------------------------------------------------------------------------------

HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (see "How is the Accumulation Unit value determined?" commencing on page 17) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    When Annuity payments are to commence, the value of the contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the form of Annuity selected. The contract cites Annuity tables derived from the 1983a Individual Annuity Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% or 5.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to fixed annuities only, the current rate will be applied if it is higher than the rate under the tables in the contract.

    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a variable annuity is determined:

                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

  1. Net amount applied........................................  $ 139,782.50
  2. Initial monthly income per $1,000 of payment applied......          6.13
  3. Initial monthly payment (1 X 2  DIVIDED BY 1,000).........  $     856.87
  4. Annuity Unit Value........................................         3.125
  5. Number of monthly annuity units (3 X 4)...................       274.198
  6. Assume annuity unit value for second month equal to.......         2.897
  7. Second monthly payment (6 X 5)............................  $     794.35
  8. Assume annuity unit value for third month equal to........         3.415
  9. Third month payment (8 X 5)...............................  $     936.39

    The above figures are simply to illustrate the calculation of a variable annuity and have no bearing on the actual historical record of any Separate Account.

CAN A CONTRACT BE MODIFIED?

    The contracts may, subject to any federal and state regulatory restrictions, be modified at any time by written agreement between the Contract Owner and Hartford. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any contract Hartford may change, from time to time, any or all of the terms of the contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Individual Account is established under a contract, will continue to be applicable.

    At any time Hartford reserves the right to modify the contract if such modification: (i) is necessary to make the contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the contract to reflect such modification.

                           CHARGES UNDER THE CONTRACT

HOW ARE THE CHARGES UNDER THESE CONTRACTS MADE?

    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 7 Participant's Contract Years. During the first 2 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the third and fourth years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the fifth year thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the sixth year thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. During the seventh year thereof, a maximum deduction of 1% will be made against the full amount of any such surrender. Such charges will never exceed 8.5% of aggregate Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Charges Under the Contracts -- Experience Rating of Contracts," page 24).

    In the case of a redemption in which you request a certain dollar amount be withdrawn, the sales charge is deducted from the amount withdrawn and the balance is paid to you. Example: You request a total withdrawal, your account value is $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 total withdrawal less the 5% sales charge).

This is the method applicable on a full surrender of your contract. In the case of a partial redemption in which you request to receive a specified amount, the sales charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) in order to provide you with the amount requested. Example:
You request to receive $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 which results in a $52.63 sales charge ($1,052.63 x 5%) and a net amount paid to you of $1,000 as requested).

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.

IS THERE EVER A TIME WHEN THE SALES CHARGES DO NOT APPLY?

    No deduction for contingent deferred sales charges will apply to an Eligible Surrender. An Eligible Surrender is a withdrawal, including a withdrawal applied under one of the available Annuity Options, where such withdrawal is (1) made on account of a Qualifying Event and (2) payable directly to the Participant, or, if applicable, to the Participant's beneficiary. For these purposes, a Qualifying Event is: (i) the death of the Participant, (ii) financial hardship, as defined in the Plan, (iii) the Participant's separation from service, or (iv) the Participant's retirement. An amount withdrawn for transfer to the Plan funding vehicle of another investment provider for the Plan, or to the Plan of another employer, shall not be considered payable directly to the Participant and shall not constitute an Eligible Surrender. The contingent deferred sales charges shall not apply to a transfer of Contract values from this Contract to another contract issued by Hartford or an affiliate of Hartford.

WHAT DO THE SALES CHARGES COVER?

    The contingent deferred sales charges, when applicable, will be used to cover expenses relating to the sale and distribution of the contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. It is anticipated that gross commissions paid on the sale of the contracts will not exceed 5% of a Contribution. To the extent that these charges do not cover such distribution expenses they will be borne by Hartford from its general assets, including surplus or possible profit from mortality and expense risk charges.

WHAT IS THE MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE?

    Although Variable Annuity payments made under the contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after retirement or (b) Hartford's actual expenses, including certain administrative expenses, if greater than the deductions provided for in the contracts because of the mortality and expense undertakings by Hartford.

    In providing an expense undertaking with respect to both DC-I and DC-II, Hartford assumes the risk that the deductions for contingent deferred sales charges under the contracts may be insufficient to cover the actual future costs.

    The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly Annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners on Annuitants' Accounts regardless of how long all Annuitants may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly Annuity payments the employee will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated. The mortality undertaking is based on Hartford's present actuarial determination of expected mortality rates among all Annuitants.

    If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford. Hartford also assumes the liability for payment of the Minimum Death Benefit provided under the contract.

    The administrative undertaking provided by Hartford assures the Contract Owner that administration will be provided throughout the entire life of the contract.

    For assuming these risks Hartford presently charges .90% (.50% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and .15% for administrative undertakings) of the average daily net assets of DC-I. With respect to the contract values in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and
 .25% for administrative undertakings) of the average daily net assets of DC-II, as appropriate. The rate charged for the expense, mortality and administrative undertakings under the contracts may be reduced (see "Charges Under the Contract -- Experience Rating of Contracts," page 24). The rate charged for the expense, mortality and administrative undertakings may be periodically increased by Hartford subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved such increase.

EXPERIENCE RATING OF CONTRACTS

    Hartford may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to (1) the total number of Participants, (2) the sum of all Participants' Individual Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether Hartford is the exclusive annuity Contract provider. Experience credits may be applied, either prospectively or retrospectively, as a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable contingent deferred sales charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. Hartford may apply and allocate experience credits in such manner as Hartford deems appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at Hartford's sole discretion in the event of a change in applicable factors.

HOW MUCH ARE THE DEDUCTIONS FOR PREMIUM TAXES ON THESE CONTRACTS?

    A deduction is also made for Premium Taxes, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, ranging up to 3.50%. On any contract subject to Premium Taxes, Hartford will pay the taxes when imposed by the applicable taxing authorities. Hartford, at its sole discretion, will deduct the taxes from Contributions when received, from the proceeds at surrender, or from the amount applied to effect an Annuity at the time Annuity payments commence.

WHAT CHARGES ARE MADE BY THE FUNDS?

    Deductions are made from assets of the Funds to pay for management fees and the operating expenses of the Funds. A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Prospectus for the Funds.

ARE THERE ANY OTHER DEDUCTIONS?

    Currently there is no transfer charge.

                        HARTFORD LIFE INSURANCE COMPANY
                                 AND THE FUNDS

WHAT IS HARTFORD?

    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                HARTFORD RATINGS

                                      EFFECTIVE
          RATING AGENCY             DATE OF RATING   RATING                         BASIS OF RATING
----------------------------------  --------------  ---------  ----------------------------------------------------------
A.M. Best and Company, Inc.                 9/9/97  A+         Financial soundness and operating performance
Standard & Poor's                          1/23/98  AA         Insurer financial strength
Duff & Phelps                              1/23/98  AA+        Claims paying ability

WHAT ARE THE FUNDS?

    The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. The investment objectives of each of the Funds are summarized below. There is no guarantee that any Fund will achieve its stated objectives.

    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operations is contained in the Statement of Additional Information, which may be ordered from Hartford, and in the prospectuses for the Funds accompanying this Prospectus. All such prospectuses should be read in conjunction with this Prospectus before investing.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES.

HARTFORD FUNDS

  HARTFORD ADVISERS FUND

    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.

  HARTFORD BOND FUND

    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."

  HARTFORD CAPITAL APPRECIATION FUND

    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.

  HARTFORD DIVIDEND AND GROWTH FUND

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

  HARTFORD INDEX FUND

    Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

  HARTFORD INTERNATIONAL OPPORTUNITIES FUND

    Seeks growth of capital by investment primarily in equity securities issued by non-U.S. companies.

  HARTFORD MORTGAGE SECURITIES FUND

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

  HARTFORD STOCK FUND

    Seeks long-term growth of capital by investing primarily in equity securities.

  HARTFORD MONEY MARKET FUND

    Seeks maximum current income consistent with liquidity and preservation of capital.

* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500", "STANDARD & POOR'S 500", AND "500-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY AND AFFILIATES. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

CALVERT FUND

  CALVERT SOCIAL BALANCED PORTFOLIO

    Seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunities and which satisfy the social criteria established for the Portfolio.

INVESTMENT ADVISERS

    The Hartford Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Hartford Funds.

    Wellington Management Company, LLP ("Wellington Management") serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund, and Hartford Stock Fund.

    In addition, HL Advisors has entered an investment services agreement with The Hartford Investment Management Company, Inc., ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund, and Hartford Money Market Fund.

    Calvert Asset Management Company serves as investment adviser and manages the fixed-income portion of the Calvert Social Balanced Portfolio. The sub-advisor to the Portfolio is NCM Capital Management Group, Inc. ("NCM"). NCM manages the equity portion of the Portfolio.

ALL FUNDS

    The Hartford Funds are available only to serve as the underlying investment for the variable annuity and variable life insurance contracts issued by Hartford.

    Shares of Calvert Social Balanced Portfolio, a portfolio of Calvert Variable Series, Inc. which is unaffiliated with Hartford, are offered to other unaffiliated separate accounts. Hartford and the Board of Trustees of Calvert Variable Series, Inc. intend to monitor events to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken in response thereto.

    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance policy owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economics of scale resulting from a larger combined fund.

    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Funds with differing investment objectives.

    The Advisers Fund Sub-Account was not available under contracts issued prior to May 2, 1983. The Capital Appreciation Fund Sub-Account was not available under contracts issued prior to May 1, 1984. The Mortgage Securities Fund Sub-Account was not available under contracts issued prior to January 15, 1985. The Index Fund Sub-Account was not available under contracts issued prior to May 1, 1987. The Dividend and Growth Fund Sub-Account was not available under contracts issued prior to May 1, 1995. Funds not available prior to the issue date of a contract may be requested in writing by the Contract Owner.

                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT A CONTRACT INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.

B. HARTFORD AND DC-I AND DC-II

    DC-I is not taxed as a part of Hartford. The taxation of DC-I is governed by M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). By distributing substantially all of the net income and realized capital gains of DC-I to Contract Owners no federal income tax liability will be incurred by DC-I on the income and gain so distributed. While Hartford has no reason to believe that DC-I will be taxed other than as described above, in the event that it is, the taxation of DC-I and DC-II would be identical.

    DC-II is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Code. Accordingly, DC-II will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of DC-II are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?" commencing on page 17.) As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by DC-II with respect to qualified or non-qualified contracts.

C. INFORMATION REGARDING CODE SECTION 457 DEFERRED COMPENSATION PLANS

    These Contracts are designed for use in connection with Eligible Deferred Compensation Plans established and maintained by state or local governments or tax-exempt organizations. The rules applicable to Eligible Deferred Compensation Plans are complex and may vary depending on individual circumstances. Adverse tax consequences may result from contributions that exceed applicable limitations, distributions that do not conform to applicable commencement and minimum distribution rules, and in other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts when owned by eligible employers in connection with Eligible Deferred Compensation Plans. Contract Owners, Participants and Beneficiaries should be aware that Hartford's administrative procedures do not encompass all applicable contribution, distribution and other requirements and that Contract Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, Contract Owners, Participants and Beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences. Contract Owners, Participants and Beneficiaries are cautioned that the rights of any person to any benefits under an Eligible Deferred Compensation Plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with the Contract, unless Hartford specifically consents to be bound. A brief description of some of the federal income tax rules which apply to Deferred Compensation Plans is set forth below. Hartford may amend the Contract as necessary to conform to the requirements of applicable law.

  1. DEFERRED COMPENSATION PLANS UNDER SECTION 457

    Employees and independent contractors performing services for eligible employers may have contributions made to an Eligible Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax exempt organization. For these purposes, the term "State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or for 1998, $8,000 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.

    An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such governmental Eligible Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.

    In general, distributions from a Section 457 Deferred Compensation Plan are prohibited under Section 457 unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.

  2. FEDERAL INCOME TAX AND TAX PENALTIES

    In general, deferred amounts under a Section 457 Deferred Compensation Plan are taxed as ordinary wage income when amounts are paid or otherwise made available to the Participant or Beneficiary.

    a. MINIMUM REQUIRED DISTRIBUTIONS

      If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

      A Participant's interest in a Deferred Compensation Plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the Participant attains age 70 1/2 or (ii) the calendar year in which the Participant retires from service with the employer sponsoring the plan ("required beginning date"). The entire interest of the Participant must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

      If a Participant dies before distributions begin, the Participant's entire interest must generally be distributed within fifteen (15) years of his or her death or, if the designated Beneficiary is the Participant's surviving spouse, over a period not extending beyond the life expectancy of the surviving spouse. If the Beneficiary is the Participant's surviving spouse, distributions may be delayed until the Participant would have attained age 70 1/2.

      If a Participant dies after reaching his or her required beginning date or after distributions have commenced, the Participant's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the Participant's death.

    b. WITHHOLDING

      In general, distributions from Section 457 Deferred Compensation Plans are subject to regular wage withholding rules.

D. DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated assets account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investment, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The IRS has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.

F. NON-NATURAL PERSONS, CORPORATIONS

    The annual increase in the value of the contract is currently includable in gross income of a non-natural person, unless the non-natural person is holding as an agent for a natural person. There are additional exceptions to this general rule of inclusion for (i) certain annuities held by a structured settlement company, (ii) certain annuities held by an employer with respect to a terminated pension plan and (iii) certain immediate annuities. A non-natural person, which is a tax-exempt entity for federal tax purposes, will not be subject to income tax as a result of this provision.

G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                                 MISCELLANEOUS

WHAT ARE MY VOTING RIGHTS?

    Hartford shall notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract Owner's accounts may be voted at such meetings. Hartford shall also send proxy materials and a form of instruction by means of which the Contract Owner can instruct Hartford with respect to the voting of the Fund shares held for the Contract Owner's account. In connection with the voting of Fund shares held by it, Hartford shall arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund, including any of its own shares, in the same proportion as shares of that Fund for which instructions have been received.

    A Contract Owner is entitled to one full or fractional vote for each full or fractional Accumulation or Annuity Unit owned. The Contract Owner has voting rights throughout the life of the contract. Voting rights attach only to Separate Account interests.

    During the Annuity period under a contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

WILL OTHER CONTRACTS BE PARTICIPATING IN THE SEPARATE ACCOUNTS?

    In addition to the contracts described in this Prospectus, it is contemplated that other forms of group or individual annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Accounts.

CAN HARTFORD WAIVE ANY RIGHTS UNDER THE CONTRACT?

    Hartford may, at its sole discretion, elect not to exercise a right or reservation specified in this Contract. Such election shall not constitute a waiver of the right to exercise such right or reservation at any subsequent time.

HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.

    HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD. The principal business address of HSD is the same as that of Hartford.

    The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

    Compensation will be paid by Hartford to registered representatives for the sale of contracts up to a maximum of 5.0% of Contributions and 0.25% annually on Participants' Individual Account Values. Sales compensation may be reduced.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?

    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Lynda Godkin, General Counsel, Hartford Life Insurance Company, P.O. Box 2999, Hartford, CT 06104-2999.

YEAR 2000

    The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.

    As an insurance and financial services company, Hartford has thousands of individual and business customers that have purchased or invested in insurance policies, annuities, mutual funds and other financial products. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payments dates and the like. In addition, Hartford has business relationships with numerous third parties that affect virtually all aspects of its business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.

    Beginning in 1990, Hartford began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, Hartford commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of Hartford's business segments. Hartford currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of computer systems will continue through 1999.

    In addition, as part of its Year 2000 program, Hartford is identifying third parties with which it has significant business relations in order to attempt to assess any potential impact on Hartford as a result of such third-party Year 2000 issues and remediation plans. Hartford currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues. Hartford will continue to assess Year 2000 risk exposures related to its own operations and its third-party relationships and is in the process of developing contingency plans.

    The costs of addressing the Year 2000 issue that have been incurred through the six months ended June 30, 1998 have not been material to Hartford's financial condition or results of operations. Hartford will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to its financial condition or results of operations.

ARE YOU RELYING ON ANY EXPERTS AS TO ANY PORTION OF THIS PROSPECTUS?

    The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

    Hartford Life Insurance Company
    Attn: AMS Service Center Administration
    P.O. Box 2999
    Hartford, CT 06104-2999

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                       PAGE
------------------------------------------------------------  ----
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..............
SAFEKEEPING OF ASSETS.......................................
INDEPENDENT PUBLIC ACCOUNTANTS..............................
DISTRIBUTION OF CONTRACTS...................................
CALCULATION OF YIELD AND RETURN.............................
PERFORMANCE COMPARISONS.....................................
FINANCIAL STATEMENTS........................................

    To obtain a Statement of Additional
Information, complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: AMS Service Center Administration
    P.O. Box 2999
    Hartford, CT 06104-2999

    Please send a Statement of Additional
Information for Separate Account DC-I and Separate
Account Two (DC Variable Account II) (Form
HV-2138) to me at the following address:
    _________________________________________
                       Name
     _________________________________________
                      Address
     _________________________________________
         City/State               Zip Code